UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number:                       811-4364

Exact name of registrant as specified in charter:         Voyageur Intermediate Tax Free Funds

Address of principal executive offices:                   2005 Market Street
                                                          Philadelphia, PA 19103

Name and address of agent for service:                    David F. Connor, Esq.
                                                          2005 Market Street
                                                          Philadelphia, PA 19103

Registrant's telephone number, including area code:       (800) 523-1918

Date of fiscal year end:                                  August 31

Date of reporting period:                                 February 28, 2006

Item 1. Reports to Stockholders

        The Registrant's shareholder report is combined with the shareholder reports of other investment company registrants. This Form N-CSR pertains to the DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND of the Registrant, information on which is included in the following shareholder reports.

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FIXED INCOME                                      [DELAWARE INVESTMENTS(R) LOGO]

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Semiannual Report FEBRUARY 28, 2006
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                              DELAWARE TAX-FREE MINNESOTA FUND

                              DELAWARE TAX-FREE MINNESOTA INSURED FUND

                              DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND

                              DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND

[POWERED BY RESEARCH(R) LOGO]

Table
   OF CONTENTS

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DISCLOSURE OF FUND EXPENSES                              1
------------------------------------------------------------
SECTOR ALLOCATIONS                                       3
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FINANCIAL STATEMENTS:

   Statements of Net Assets                              5

   Statements of Operations                             17

   Statements of Changes in Net Assets                  18

   Financial Highlights                                 20

   Notes to Financial Statements                        32

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ABOUT THE ORGANIZATION                                  38
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Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2006 Delaware Distributors, L.P.

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Disclosure                 For the Period September 1, 2005 to February 28, 2006
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   OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2005 to February 28, 2006.

Actual Expenses

The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund's actual expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

"Expenses Paid During Period" are equal to the Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Delaware Tax-Free Minnesota Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,009.20      0.94%       $ 4.68
Class B                                                1,000.00     1,005.40      1.69%         8.40
Class C                                                1,000.00     1,005.40      1.69%         8.40
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.13      0.94%       $ 4.71
Class B                                                1,000.00     1,016.41      1.69%         8.45
Class C                                                1,000.00     1,016.41      1.69%         8.45
-------------------------------------------------------------------------------------------------------

Delaware Tax-Free Minnesota Insured Fund
Expense Analysis of an Investment of $1,000

                                                                                             Expenses
                                                     Beginning       Ending                 Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value       Expense     9/1/05 to
                                                       9/1/05       2/28/06       Ratio       2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.30      0.89%       $ 4.43
Class B                                                1,000.00     1,003.60      1.64%         8.15
Class C                                                1,000.00     1,004.40      1.64%         8.15
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.38      0.89%       $ 4.46
Class B                                                1,000.00     1,016.66      1.64%         8.20
Class C                                                1,000.00     1,016.66      1.64%         8.20
-------------------------------------------------------------------------------------------------------

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Disclosure                 For the Period September 1, 2005 to February 28, 2006
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   OF FUND EXPENSES (CONTINUED)

Delaware Tax-Free Minnesota Intermediate Fund
Expense Analysis of an Investment of $1,000

                                                                                              Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,007.30      0.75%       $ 3.73
Class B                                                1,000.00     1,003.10      1.60%         7.95
Class C                                                1,000.00     1,003.10      1.60%         7.95
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,021.08      0.75%       $ 3.76
Class B                                                1,000.00     1,016.86      1.60%         8.00
Class C                                                1,000.00     1,016.86      1.60%         8.00
-------------------------------------------------------------------------------------------------------

Delaware Minnesota High-Yield Municipal Bond Fund
Expense Analysis of an Investment of $1,000

                                                                                              Expenses
                                                     Beginning      Ending                  Paid During
                                                      Account       Account    Annualized     Period
                                                       Value         Value      Expense      9/1/05 to
                                                       9/1/05       2/28/06      Ratio        2/28/06
-------------------------------------------------------------------------------------------------------
Actual Fund Return
Class A                                              $ 1,000.00   $ 1,011.50      0.89%       $ 4.44
Class B                                                1,000.00     1,007.70      1.64%         8.16
Class C                                                1,000.00     1,007.70      1.64%         8.16
-------------------------------------------------------------------------------------------------------
Hypothetical 5% Return (5% return before expenses)
Class A                                              $ 1,000.00   $ 1,020.38      0.89%       $ 4.46
Class B                                                1,000.00     1,016.66      1.64%         8.20
Class C                                                1,000.00     1,016.66      1.64%         8.20
-------------------------------------------------------------------------------------------------------

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Sector Allocations                                       As of February 28, 2006
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Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE MINNESOTA FUND
                                                    Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      94.57%
---------------------------------------------------------------
Airport Revenue Bonds                                 5.17%

Combined Utilities                                    0.26%

Continuing Care/Retirement Revenue Bonds              4.39%

Corporate-Backed Revenue Bonds                        4.16%

Dedicated Tax & Fees Revenue Bonds                    1.26%

Electric & Gas Revenue Bonds                         13.15%

Escrowed to Maturity Bonds                            0.33%

Higher Education Revenue Bonds                        4.75%

Hospital Revenue Bonds                               19.20%

Multifamily Housing Revenue Bonds                     7.46%

Municipal Lease Revenue Bonds                         2.56%

Political Subdivision General Obligation Bonds        3.81%

Pre-Refunded Bonds                                    9.24%

School District General Obligation Bonds             10.20%

Single Family Housing Revenue Bonds                   1.09%

State General Obligation Bonds                        4.10%

Tax Increment/Special Assessment Bonds                0.50%

Territorial General Obligation Bonds                  1.58%

Water & Sewer Revenue Bonds                           1.36%
---------------------------------------------------------------
Short-Term Investments                                4.81%
---------------------------------------------------------------
Money Market Instruments                              0.70%

Variable Rate Demand Notes                            4.11%
---------------------------------------------------------------
Total Market Value of Securities                     99.38%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.62%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

DELAWARE TAX-FREE MINNESOTA INSURED FUND

                                                    Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      97.41%
---------------------------------------------------------------
Airport Revenue Bonds                                 4.73%

Combined Utilities                                    0.80%

Corporate-Backed Revenue Bonds                        0.77%

Dedicated Tax & Fees Revenue Bonds                    0.80%

Electric & Gas Revenue Bonds                          6.44%

Escrowed to Maturity Bonds                           17.43%

Higher Education Revenue Bonds                        5.90%

Hospital Revenue Bonds                               16.58%

Multifamily Housing Revenue Bonds                     5.63%

Municipal Lease Revenue Bonds                         5.26%

Political Subdivision General Obligation Bonds        0.56%

Pre-Refunded Bonds                                    7.90%

School District General Obligation Bonds             22.03%

Single Family Housing Revenue Bonds                   0.14%

State General Obligation Bonds                        2.44%
---------------------------------------------------------------
Short-Term Investments                                1.57%
---------------------------------------------------------------
Money Market Instruments                              0.30%

Variable Rate Demand Notes                            1.27%
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Total Market Value of Securities                     98.98%
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Receivables and Other Assets Net of Liabilities       1.02%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

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Sector Allocations                                       As of February 28, 2006
--------------------------------------------------------------------------------

Sector designations may be different than the sector designations presented in other Fund materials.

DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      97.89%
---------------------------------------------------------------
Airport Revenue Bonds                                 1.44%

Continuing Care/Retirement Revenue Bonds              5.16%

Electric & Gas Revenue Bonds                          7.05%

Escrowed to Maturity Bonds                            2.06%

General Corporate Bonds                               1.92%

Higher Education Revenue Bonds                        4.79%

Hospital Revenue Bonds                               15.08%

Library/Museum Revenue Bonds                          4.19%

Multifamily Housing Revenue Bonds                     4.57%

Municipal Lease Revenue Bonds                         4.00%

Political Subdivision General Obligation Bonds        8.63%

Pre-Refunded Bonds                                    4.43%

School District General Obligation Bonds             23.20%

Single Family Housing Revenue Bonds                   2.41%

State General Obligation Bonds                        7.03%

Territorial General Obligation Bonds                  1.93%
---------------------------------------------------------------
Short-Term Investments                                1.91%
---------------------------------------------------------------
Money Market Instruments                              1.91%
---------------------------------------------------------------
Total Market Value of Securities                     99.80%
---------------------------------------------------------------
Receivables and Other Assets Net of Liabilities       0.20%
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND

                                                   Percentage
Sector                                            of Net Assets
---------------------------------------------------------------
Municipal Bonds                                      95.63%
---------------------------------------------------------------
Airline Revenue Bonds                                 0.67%

Airport Revenue Bonds                                 2.07%

Continuing Care/Retirement Revenue Bonds             17.34%

Corporate-Backed Revenue Bonds                        3.50%

Dedicated Tax & Fees Revenue Bonds                    1.07%

Electric & Gas Revenue Bonds                          8.84%

Higher Education Revenue Bonds                        4.68%

Hospital Revenue Bonds                               21.38%

Multifamily Housing Revenue Bonds                    14.62%

Municipal Lease Revenue Bonds                         2.61%

Political Subdivision General Obligation Bonds        4.26%

Pre-Refunded Bonds                                    7.00%

School District General Obligation Bonds              2.90%

Single Family Housing Revenue Bonds                   0.80%

State General Obligation Bonds                        1.07%

Tax Increment/Special Assessment Bonds                2.31%

Territorial General Obligation Bonds                  0.51%
---------------------------------------------------------------
Short-Term Investments                                4.92%
---------------------------------------------------------------
Money Market Instruments                              1.14%

Variable Rate Demand Notes                            3.78%
---------------------------------------------------------------
Total Market Value of Securities                    100.55%
---------------------------------------------------------------
Liabilities Net of Receivables and Other Assets      (0.55%)
---------------------------------------------------------------
Total Net Assets                                    100.00%
---------------------------------------------------------------

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                                                Delaware Tax-Free Minnesota Fund
Statements                                      February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 94.57%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 5.17%
   Minneapolis/St. Paul Metropolitan Airports
      Commission Revenue Series A
      5.00% 1/1/22 (AMBAC)                          $ 3,440,000   $   3,554,002
      5.00% 1/1/35 (AMBAC)                            5,145,000       5,374,569
      5.25% 1/1/16(MBIA)                              1,460,000       1,572,289
      5.25% 1/1/32 (FGIC)                             5,000,000       5,285,900
   Minneapolis/St. Paul Metropolitan Airports
      Commission Revenue Series C
      5.25% 1/1/32(FGIC)                              2,250,000       2,378,655
      5.50% 1/1/17 (FGIC)                             2,500,000       2,685,625
                                                                  -------------
                                                                     20,851,040
                                                                  -------------
Combined Utilities - 0.26%
   Shakopee Public Utilities Commission
      Revenue 5.125% 2/1/26 (MBIA)                    1,000,000       1,034,920
                                                                  -------------
                                                                      1,034,920
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 4.39%
   Apple Valley Economic Development
      Authority Health Care Revenue
      (Augustana Home St. Paul Project)
      Series A 6.00% 1/1/40                           2,700,000       2,733,966
      (Evercare Senior Living Projects)
      Series A 6.125% 6/1/35                          4,000,000       3,980,680
   Bloomington Housing & Redevelopment
      Authority Housing Revenue (Senior
      Summerhouse Bloomington Project,
      Presbyterian Homes Housing &
      Assisted Living, Inc.) 6.125% 5/1/35            3,420,000       3,495,479
   Minneapolis Health Care Facility Revenue
      (Jones-Harrison Residence Project)
      5.60% 10/1/30                                   1,550,000       1,551,163
   Minnesota Agriculture & Economic
      Development Board Revenue
      (Benedictine Health Systems)
      5.75% 2/1/29                                    1,895,000       1,917,948
   Rochester Multifamily Revenue
      (Wedum Shorewood Campus Project)
      6.60% 6/1/36                                    3,890,000       4,020,510
                                                                  -------------
                                                                     17,699,746
                                                                  -------------
Corporate-Backed Revenue Bonds - 4.16%
   Cloquet Pollution Control Revenue
      (Potlatch Corp. Project) 5.90% 10/1/26          6,500,000       6,585,085
   Sartell Environmental Improvement
      Revenue (International Paper)
      Series A 5.20% 6/1/27                           5,465,000       5,595,559
   Seaway Port Authority of Duluth Industrial
      Development Dock & Wharf Revenues
      (Cargill, Inc. Project)
      Series E 6.125% 11/1/14                         4,500,000       4,608,045
                                                                  -------------
                                                                     16,788,689
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.26%
   ^Minneapolis Community Development
      Agency Tax Increment Revenue
      6.674% 9/1/09 (MBIA)                            5,750,000       5,086,220
                                                                  -------------
                                                                      5,086,220
                                                                  -------------

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Electric & Gas Revenue Bonds - 13.15%
   Chaska Electric Revenue (Generating
      Facilities) Series A 5.00% 10/1/30            $ 3,000,000   $   3,106,230
   Laurentian Energy Authority I Series A
      5.00% 12/1/21                                   8,000,000       8,104,879
   Minnesota State Municipal Power Agency
      Series A 5.00% 10/1/34                          4,250,000       4,388,550
      Series A 5.125% 10/1/29                         3,000,000       3,138,780
      5.00% 10/1/35                                   3,000,000       3,106,230
   Northern Minnesota Municipal Power
      Agency Electric System Revenue
     ^Series A 5.849% 1/1/09 (AMBAC)                  3,815,000       3,455,818
      Series B 4.75% 1/1/20 (AMBAC)                   2,500,000       2,582,675
   Rochester Electric Utilities Revenue
      5.25% 12/1/30                                   4,915,000       5,127,623
   Southern Minnesota Municipal Power
      Agency Supply System Revenue Series A
      5.00% 1/1/12 (AMBAC)                            4,205,000       4,504,438
      5.00% 1/1/13 (MBIA)                             5,820,000       6,271,516
      5.25% 1/1/15 (AMBAC)                            3,000,000       3,320,370
 **Southern Minnesota Municipal Power
      Agency Supply System Revenue,
      Inverse Floater ROLs
      Series II-R-189-3 7.196% 1/1/14 (AMBAC)         2,000,000       2,397,040
      Series II-R-189 7.316% 1/1/15 (AMBAC)           2,950,000       3,580,061
                                                                  -------------
                                                                     53,084,210
                                                                  -------------
Escrowed to Maturity Bonds - 0.33%
   Southern Minnesota Municipal Power
      Agency Supply System Revenue
      Series B 5.50% 1/1/15 (AMBAC)                     990,000       1,058,389
   Western Minnesota Municipal Power
      Agency Supply Revenue Series A
      9.75% 1/1/16 (MBIA)                               185,000         269,649
                                                                  -------------
                                                                      1,328,038
                                                                  -------------
Higher Education Revenue Bonds - 4.75%
   Minnesota State Colleges & Universities
      Revenue Fund Series A
      5.00% 10/1/29 (MBIA)                            1,665,000       1,769,878
   Minnesota State Higher Education
      Facilities Authority Revenue
      (Augsburg College) Series 6-C
      5.00% 5/1/20                                    1,250,000       1,303,138
      (College of St. Benedict) Series 4-G
      6.20% 3/1/16                                    1,000,000       1,001,520
      (Hamline University) Series 4-1
      6.00% 10/1/12                                     270,000         271,909
      6.00% 10/1/16                                     390,000         394,298
      (St. Catherine College) Series 5-N1
      5.25% 10/1/22                                   1,500,000       1,572,645
      5.375% 10/1/32                                  1,000,000       1,052,010
   University of Minnesota
      Series A 5.50% 7/1/21                           2,000,000       2,313,420
 **University of Minnesota,
      Inverse Floater ROLs Series II-R-29
      7.683% 7/1/21                                   5,250,000       6,895,349
      8.19% 7/1/18                                    1,920,000       2,612,506
                                                                  -------------
                                                                     19,186,673
                                                                  -------------

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                                                Delaware Tax-Free Minnesota Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds - 19.20%
   Bemidji Hospital Facilities First Meeting
      Revenue (North Country Health
      Services)
      5.00% 9/1/24 (RADIAN)                         $   740,000   $     769,985
      6.05% 9/1/16                                      600,000         600,978
      6.05% 9/1/24                                    1,825,000       1,827,902
   Breckenridge Catholic Health Initiatives
      5.00% 5/1/30                                    2,000,000       2,092,720
   Duluth Economic Development Authority
      Health Care Facilities Revenue Benedictine
      Health System (St. Mary's Hospital)
      5.25% 2/15/33                                  10,000,000      10,331,499
      5.50% 2/15/23                                   1,000,000       1,065,950
   Maple Grove Health Care Facilities Revenue
      (North Memorial Health Care)
      5.00% 9/1/29                                    1,000,000       1,035,590
      5.00% 9/1/35                                    5,850,000       6,012,689
   Marshall Medical Center Gross Revenue
      (Weiner Memorial Medical Center
      Project) 6.00% 11/1/28                          1,000,000       1,047,280
   Minneapolis Health Care System Revenue
      (Allina Health Systems) Series A
      5.75% 11/15/32                                  9,500,000      10,206,420
      (Fairview Health Services) Series D
      5.00% 11/15/30 (AMBAC)                          1,500,000       1,580,130
      5.00% 11/15/34 (AMBAC)                          2,500,000       2,625,650
   Minnesota Agricultural & Economic
      Development Broad Revenue
      (Fairview Health Care System)
      Series A 6.375% 11/15/29                           15,000          16,293
   Rochester Health Care Facilities Revenue
      (Mayo Foundation) Series B
      5.50% 11/15/27                                    700,000         731,129
 **Rochester Health Care Facilities Revenue
      (Mayo Foundation),
      Inverse Floater ROLs Series II-R-28
      Series A 7.683% 11/15/27                        2,100,000       2,286,795
      Series B 7.683% 11/15/27                        8,375,000       9,119,956
   Shakopee Health Care Facilities Revenue
      (St. Francis Regional Medical Center)
      5.10% 9/1/25                                    2,000,000       2,068,740
      5.25% 9/1/34                                    7,000,000       7,223,790
   St. Louis Park Health Care Facilities Revenue
      (Park Nicollet Health Services)
      Series B 5.25% 7/1/30                           9,420,000       9,790,018
   St. Paul Housing & Redevelopment
      Authority Hospital Revenue
      (Health East Project)
      Series A 5.70% 11/1/15                          1,300,000       1,346,579
      6.00% 11/15/35                                  4,340,000       4,703,735
   Washington County Housing &
      Redevelopment Authority Hospital Facilities
        Revenue
      (Health East Project) 5.50% 11/15/27            1,000,000       1,021,320
                                                                  -------------
                                                                     77,505,148
                                                                  -------------
Multifamily Housing Revenue Bonds - 7.46%
   Brooklyn Center Multifamily Housing
      Revenue (Shingle Creek)
      5.40% 5/20/43 (GNMA) (AMT)                      1,000,000       1,027,530

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds (continued)
   Carver County Housing & Redevelopment
      Authority Multifamily Revenue
      (Lake Grace Apartments Project)
      Series A 6.00% 7/1/28                         $ 1,435,000   $   1,475,654
   Eden Prairie Multifamily Housing Revenue
      (Tanager Creek Apartments)
      Series A 8.05% 6/20/31 (GNMA)                   7,605,000       7,883,495
   Hopkins Multifamily Housing Revenue
      (Hopkins Renaissance Project-Section 8)
      6.375% 4/1/20                                   1,000,000       1,033,380
  @Hutchinson Multifamily Housing Revenue
      (Evergreen Apartments Project-Section 8)
      5.75% 11/1/28                                     910,000         849,412
   Minneapolis Multifamily Housing Revenue
      (Grant Street Apartments Project)
      Series A 7.25% 11/1/29                            750,000         767,865
      (Seward Towers Project)
      5.00% 5/20/36 (GNMA)                            4,000,000       4,163,200
      (Sumner Field) Series A
      5.50% 11/20/26) (GNMA) (AMT)                    1,000,000       1,046,490
      (Trinity Apartments-Section 8) Series A
      6.75% 5/1/21                                    1,810,000       1,869,459
  @Park Rapids Multifamily Revenue
      (The Court Apartments Project-Section 8)
      6.30% 2/1/20                                    2,870,000       2,670,018
   St. Cloud Housing & Redevelopment
      Authority Revenue (Sterling Heights
      Apartments Project) 7.55% 4/1/39 (AMT)          1,000,000       1,046,310
   Stillwater Multifamily Housing Revenue
      (Stillwater Cottages Project)
      Series A 7.00% 11/1/27                          1,000,000       1,027,260
      7.25% 11/1/27 (AMT)                             1,540,000       1,583,459
   Wadena Housing & Redevelopment
      Authority Multifamily Housing Revenue
      (Humphrey Manor East Project)
      6.00% 2/1/19                                    1,860,000       1,832,825
   Washington County Housing &
      Redevelopment Authority Governmental
      Revenue (Briar Pond) Series C
      7.25% 8/20/34                                     960,000         894,173
   Willmar Housing & Redevelopment
      Authority Multifamily Housing Revenue
      (Highland Apartments-Section 8)
      5.85% 6/1/19                                      960,000         960,000
                                                                  -------------
                                                                     30,130,530
                                                                  -------------
Municipal Lease Revenue Bonds - 2.56%
   Puerto Rico Public Buildings Authority
      Revenue (Government Facilities)
      Series D 5.25% 7/1/36                           1,070,000       1,124,014
   St. Paul Port Authority Lease Revenue
      (Cedar Street Office Building Project)
      5.00% 12/1/22                                   2,500,000       2,659,100
      5.125% 12/1/27                                  1,000,000       1,059,890
      (Robert Street Office Building Project)
      4.75% 12/1/23                                   2,000,000       2,064,720
      5.00% 12/1/27                                   2,500,000       2,635,325
      Series 9 5.25% 12/1/27                            725,000         776,163
                                                                  -------------
                                                                     10,319,212
                                                                  -------------

--------------------------------------------------------------------------------
                                                Delaware Tax-Free Minnesota Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Political Subdivision General Obligation
   Bonds - 3.81%
   Dakota County Capital Improvement
      Series A 4.75% 2/1/26                         $ 1,000,000   $   1,025,780
   Hennepin County Regional Railroad
      Authority 5.00% 12/1/31                         4,030,000       4,203,169
   Metropolitan Council Waste Water
      Treatment Series B 5.00% 12/1/21                1,200,000       1,291,068
   Minneapolis Library 5.00% 12/1/25                  1,500,000       1,589,070
   Ramsey County State Aid Series C
      5.00% 2/1/28                                    1,060,000       1,116,646
   St. Peter's Hospital Series A
      5.00% 9/1/24 (MBIA)                             1,905,000       2,002,117
   Todd Morrison Cass & Wadena Counties
      United Hospital District
      (Health Care Facilities-Lakewood)
      5.00% 12/1/21                                   2,000,000       2,081,140
      5.00% 12/1/34                                   1,000,000       1,021,260
      5.125% 12/1/24                                  1,000,000       1,043,660
                                                                  -------------
                                                                     15,373,910
                                                                  -------------

-/-Pre-Refunded Bonds - 9.24%
   Chaska Electric Revenue Series A
      6.00% 10/1/25-10                                1,000,000       1,104,040
   Little Canada Multifamily Housing Revenue
      Alternative Development (Montreal
      Courts Apartments Project) Series A
      6.10% 12/1/17-07                                1,270,000       1,308,760
      6.25% 12/1/27-07                                2,900,000       3,023,453
   Minneapolis Health Care System Revenue
      (Fairview Health Services) Series A
      5.625% 5/15/32-12                              11,525,000      12,851,183
   Minneapolis Tax Increment Revenue
      Series E 5.00% 3/1/13-09                        6,265,000       6,543,479
   Minnesota Agricultural & Economic
      Development Broad Revenue
      (Fairview Health Care System)
      Series A 6.375% 11/15/29-10                       485,000         545,591
   Minnesota Higher Education Facilities Series 4-1
      6.00% 10/1/12-06                                  980,000         994,739
      6.00% 10/1/16-06                                1,400,000       1,421,056
   Minnesota Public Facilities Authority Water
      Pollution Control Revenue
      Series A 5.00% 3/1/20-10                        3,000,000       3,166,710
      Series B 4.75% 3/1/19-09                        2,000,000       2,073,580
   Puerto Rico Public Buildings Authority
      Guaranteed Government Facilities
      Revenue Series D 5.25% 7/1/36-12                2,930,000       3,180,163
   Southern Minnesota Municipal Power
      Agency Supply System Revenue
      Series A 5.75% 1/1/18-16 (MBIA)                 1,000,000       1,068,730
                                                                  -------------
                                                                     37,281,484
                                                                  -------------

School District General Obligation Bonds - 10.20%
   Bloomington Independent School
      District #271 Series B 5.00% 2/1/17             5,300,000       5,540,143
   Cambridge Independent School
      District #911 Series A
      4.75% 2/1/30 (MBIA)                             1,035,000       1,064,166
   Farmington Independent School
      District #192 Capital Appreciation Series B
      5.00% 2/1/27 (FSA)                              6,705,000       7,113,401
     ^5.34% 2/1/21 (FSA)                              1,500,000         720,420
     ^5.422% 2/1/20 (FSA)                             1,650,000         836,798

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds
   (continued)
  ^Lakeville Independent School
      District #194 Capital Appreciation
      Series B 5.450% 2/1/19 (FSA)                  $ 8,000,000   $   4,197,920
   Lakeville Independent School
      District #194 Series A
      4.75% 2/1/22 (FSA)                              5,500,000       5,731,990
  ^Mahtomedi Independent School
      District #832 Capital Appreciation
      Series B 5.898% 2/1/14 (MBIA)                   1,540,000       1,130,144
   Prior Lake Independent School
      District #719 Series B 5.00% 2/1/19 (FSA)       3,145,000       3,390,027
 **Rockford Independent School
      District #883, Inverse Floater ROLs
      Series II-R-30-A 7.936% 2/1/23 (FSA)            3,510,000       4,014,352
  ^Rosemont Independent School
      District #196 Capital Appreciation Series B
      5.931% 4/1/11 (FSA)                             2,600,000       2,161,588
      5.96% 4/1/12 (FSA)                              1,850,000       1,474,598
      6.008% 4/1/13 (FSA)                             1,915,000       1,461,854
  ^Sartell Independent School
      District #748 Capital Appreciation Series B
      5.976% 2/1/13 (MBIA)                              540,000         412,285
      6.099% 2/1/15 (MBIA)                            1,075,000         753,134
      6.15% 2/1/16 (MBIA)                             1,750,000       1,172,500
                                                                  -------------
                                                                     41,175,320
                                                                  -------------

Single Family Housing Revenue Bonds - 1.09%
   Minnesota State Housing Finance Agency
      Single Family Mortgage
      Series A 5.30% 7/1/19                             635,000         665,601
      Series B 5.35% 1/1/33 (AMT)                     2,970,000       3,046,091
      Series J 5.90% 7/1/28 (AMT)                       525,000         542,640
   St. Louis Park Residential Mortgage
      Revenue Series A
      7.25% 4/20/23 (GNMA)                              128,000         128,099
                                                                  -------------
                                                                      4,382,431
                                                                  -------------

State General Obligation Bonds - 4.10%
   Minnesota State
      5.00% 11/1/20 (FSA)                             8,175,000       8,644,245
      5.00% 8/1/21                                    2,400,000       2,559,648
   Minnesota State Refunding Various
      Purposes 5.00% 6/1/13                           5,175,000       5,346,189
                                                                  -------------
                                                                     16,550,082
                                                                  -------------

Tax Increment/Special Assessment Bonds - 0.50%
   Minneapolis Tax Increment Revenue
      (St. Anthony Falls Project) 5.75% 2/1/27        1,000,000       1,021,310
   St. Paul Housing & Redevelopment
      Authority Tax Increment
      (Upper Landing Project)
      Series A 6.80% 3/1/29                           1,000,000       1,015,440
                                                                  -------------
                                                                      2,036,750
                                                                  -------------

Territorial General Obligation Bonds - 1.58%
   Puerto Rico Commonwealth Public
      Improvement Series A
      5.00% 7/1/34                                    4,500,000       4,637,430
      5.50% 7/1/19 (MBIA)                             1,500,000       1,738,380
                                                                  -------------
                                                                      6,375,810
                                                                  -------------

--------------------------------------------------------------------------------
                                                Delaware Tax-Free Minnesota Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Water & Sewer Revenue Bonds - 1.36%
**Minnesota Public Facilities Authority
      Water Pollution Control Revenue,
      Inverse Floater ROLs
      Series II-R-31 7.176% 3/1/18                  $ 5,000,000   $   5,509,550
                                                                  -------------
                                                                      5,509,550
                                                                  -------------
Total Municipal Bonds (cost $363,130,666)                           381,699,763
                                                                  -------------

                                                      Number of
                                                       Shares
--------------------------------------------------------------------------------
Short-Term Investments - 4.81%
--------------------------------------------------------------------------------
Money Market Instruments - 0.70%
   Federated Minnesota Municipal Cash Trust           2,823,937       2,823,937
                                                                  -------------
                                                                      2,823,937
                                                                  -------------

                                                     Principal
                                                      Amount
oVariable Rate Demand Notes - 4.11%
   Hennepin County
      Series A 3.05% 12/1/25 (SPA)                  $ 6,150,000       6,150,000
   Midwest Consortium of Municipal Utilities
      Revenue Series A (LOC - U.S. Bank N.A.)
      3.20% 1/1/25                                    2,000,000       2,000,000
   Minneapolis Convention Center
      Series A 3.05% 12/1/14 (SPA)                    1,570,000       1,570,000
      3.05% 12/1/18                                   1,200,000       1,200,000
   Minneapolis Guthrie Parking Ramp
      3.05% 12/1/33 (SPA)                             2,895,000       2,895,000
   Minneapolis Library 3.05% 12/1/32                  1,035,000       1,035,000
   Minneapolis Tax Increment Mill Quarter
      3.05% 3/1/32 (SPA)                              1,060,000       1,060,000
   Minnesota State Higher Education
      St. Catherine 3.15% 10/1/32                       700,000         700,000
                                                                  -------------
                                                                     16,610,000
                                                                  -------------

Total Short-Term Investments
   (cost $19,433,937)                                                19,433,937
                                                                  -------------
Total Market Value of Securities - 99.38%
   (cost $382,564,603)                                              401,133,700
Receivables and Other Assets
   Net of Liabilities - 0.62%                                         2,499,106
                                                                  -------------
Net Assets Applicable to 32,247,619
   Shares Outstanding - 100.00%                                   $ 403,632,806
                                                                  =============

Net Asset Value - Delaware Tax-Free Minnesota Fund Class A
   ($376,235,697 / 30,062,381 Shares)                             $       12.52
                                                                  -------------
Net Asset Value - Delaware Tax-Free Minnesota Fund Class B
   ($12,965,091 / 1,035,103 Shares)                               $       12.53
                                                                  -------------
Net Asset Value - Delaware Tax-Free Minnesota Fund Class C
   ($14,432,018 / 1,150,135 Shares)                               $       12.55
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 384,593,993
Undistributed net investment income                                     147,934
Accumulated net realized gain on investments                            321,782
Net unrealized appreciation of investments                           18,569,097
                                                                  -------------
Total net assets                                                  $ 403,632,806
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Options Long
SPA - Stand-by Purchase Agreement

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

@ Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $3,519,430, which represented 0.87% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)                                       $       12.52
Sales charge (4.50% of offering price) (B)                                 0.59
                                                                  -------------
Offering price                                                    $       13.11
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                        Delaware Tax-Free Minnesota Insured Fund
Statements                              February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 97.41%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 4.73%
   Minneapolis/St. Paul Metropolitan
      Airports Commission Revenue
      Series A 5.00% 1/1/22 (MBIA)                  $ 2,000,000   $   2,100,860
      Series A 5.125% 1/1/25 (FGIC)                     100,000         104,293
      Series C 5.125% 1/1/20 (FGIC)                   2,000,000       2,113,820
      Series C 5.25% 1/1/32 (FGIC)                    6,595,000       6,972,102
                                                                  -------------
                                                                     11,291,075
                                                                  -------------
Combined Utilities - 0.80%
   Shakopee Public Utilities Commission
      Revenue 5.125% 2/1/26 (MBIA)                    1,850,000       1,914,602
                                                                  -------------
                                                                      1,914,602
                                                                  -------------
Corporate-Backed Revenue Bonds - 0.77%
   Sartell Environmental Improvement
      Revenue (International Paper)
      Series A 5.20% 6/1/27                           1,800,000       1,843,002
                                                                  -------------
                                                                      1,843,002
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 0.80%
   Virgin Islands Public Finance Authority
      (Matching Fund Loan) Series A
      5.25% 10/1/22                                   1,785,000       1,919,607
                                                                  -------------
                                                                      1,919,607
                                                                  -------------
Electric & Gas Revenue Bonds - 6.44%
   Minnesota State Municipal Power Agency
      Series A 5.00% 10/1/34                          2,000,000       2,065,200
 **Northern Municipal Power Agency Electric
      System Revenue, Inverse Floater ROLs
      Series II-R-32 7.176% 1/1/13 (FSA)              4,585,000       5,172,201
   Puerto Rico Electric Power
      Authority Power Revenue
      Series GG 4.75% 9/1/21 (FSA)                    1,000,000       1,036,980
      Series OO 5.00% 7/1/13 (CIFG)                   3,640,000       3,942,848
   Southern Minnesota Municipal Power
      Agency Supply System Revenue
      Series A 5.25% 1/1/15 (AMBAC)                   1,500,000       1,660,185
   Western Minnesota Municipal Power
      Agency Series B 5.00% 1/1/15 (MBIA)             1,365,000       1,485,366
                                                                  -------------
                                                                     15,362,780
                                                                  -------------
Escrowed to Maturity Bonds - 17.43%
   Dakota/Washington Counties Housing &
      Redevelopment Authority Anoka
      Single Family Residential Mortgage
      Revenue 8.45% 9/1/19 (GNMA) (AMT)               9,000,000      12,985,200
   Dakota/Washington Counties Housing &
      Redevelopment Authority Bloomington
      Mortgage Single Family Residential
      Mortgage Revenue
      8.15% 9/1/16 (GNMA) (MBIA) (AMT)                  405,000         546,839
      8.375% 9/1/21 (GNMA) (FHA) (AMT)               14,115,000      20,769,093
   Southern Minnesota Municipal Power
      Agency Supply Revenue Series A
      5.75% 1/1/18                                    3,790,000       4,050,487
      5.75% 1/1/18 (AMBAC)                              670,000         716,049
   Western Minnesota Municipal Power
      Agency Supply Revenue Series A
      6.60% 1/1/10                                    1,650,000       1,766,127
      9.75% 1/1/16 (MBIA)                               530,000         772,507
                                                                  -------------
                                                                     41,606,302
                                                                  -------------

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Higher Education Revenue Bonds - 5.90%
   Minnesota State Colleges & Universities
      Revenue Fund
      Series A 5.00% 10/1/22 (FSA)                  $ 5,135,000   $   5,455,783
      Series A 5.00% 10/1/29 (MBIA)                   4,000,000       4,251,960
   Minnesota State Higher Education
      Facilities Authority Revenue
      (St. Catherine College) Series 5-N1
      5.00% 10/1/18                                   2,200,000       2,284,304
   St. Cloud Housing & Redevelopment
      Authority Revenue (State University
      Foundation Project) 5.00% 5/1/23                2,000,000       2,096,660
                                                                  -------------
                                                                     14,088,707
                                                                  -------------
Hospital Revenue Bonds - 16.58%
   Duluth Economic Development Authority
      Health Care Facilities Benedictine
      Health System (St. Mary's Hospital)
      5.25% 2/15/28                                   8,500,000       8,810,250
   Minneapolis Health Care System Revenue
      (Allina Health Systems)
      Series A 5.75% 11/15/32                         7,800,000       8,380,008
      (Fairview Health Services)
      Series D 5.00% 11/15/34 (AMBAC)                 8,250,000       8,664,645
   Minneapolis/St. Paul Housing &
      Redevelopment Authority
      Health Care Systems
      (Allina Health Systems)
      5.00% 11/15/13 (AMBAC)                          6,490,000       6,497,658
      (Healthpartners Obligation Group Project)
      5.625% 12/1/22                                    650,000         698,932
      5.875% 12/1/29                                  1,000,000       1,078,600
   Minnesota Agricultural & Economic
      Development Board Revenue
      (Fairview Health Care System)
      Series A 5.75% 11/15/26 (MBIA)                    180,000         189,504
   St. Louis Park Health Care Facilities
      Revenue (Park Nicollet Health Services)
      Series B 5.50% 7/1/25                           2,000,000       2,135,540
   St. Paul Housing & Redevelopment
      Authority Hospital Revenue
      (St. Paul/Ramsey Medical Center Project)
      5.50% 5/15/13 (AMBAC)                           1,000,000       1,001,620
   Willmar (Rice Memorial Hospital Project)
      5.00% 2/1/22 (FSA)                              1,000,000       1,060,250
      5.00% 2/1/25 (FSA)                              1,000,000       1,055,290
                                                                  -------------
                                                                     39,572,297
                                                                  -------------
Multifamily Housing Revenue Bonds - 5.63%
   Eagan Multifamily Revenue
      (Woodridge Apartments) Series A
      5.90% 8/1/20 (GNMA)                             1,000,000       1,033,180
   Hopkins Multifamily Revenue
      (Auburn Apartments Project)
      Series A 8.05% 6/20/31 (GNMA)                   3,790,000       3,931,708
   Minneapolis Multifamily Housing Revenue
      (Bottineau Commons Project)
      5.45% 4/20/43 (GNMA) (AMT)                      1,500,000       1,571,325
      (Seward Towers Project)
      5.00% 5/20/36 (GNMA)                            4,000,000       4,163,200

--------------------------------------------------------------------------------
                                        Delaware Tax-Free Minnesota Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds (continued)
   Minnesota State Housing Finance Agency
      Rental Housing Revenue Series C-2
      5.95% 2/1/15 (AMBAC)                          $ 1,642,000   $   1,660,505
   White Bear Lake Multifamily Revenue
      (Lake Square) Series A
      5.875% 2/1/15 (FHA)                             1,055,000       1,088,222
                                                                  -------------
                                                                     13,448,140
                                                                  -------------
Municipal Lease Revenue Bonds - 5.26%
   Hopkins Housing & Redevelopment
      Authority Public Works and Fire Station
      Series A 5.00% 2/1/23 (MBIA)                    1,210,000       1,277,651
   Minneapolis Special School
      District #001 Series A
      5.00% 2/1/18 (FSA)                              1,545,000       1,638,704
      5.00% 2/1/19 (FSA)                              1,535,000       1,628,098
      5.00% 2/1/20 (FSA)                              1,690,000       1,788,831
   St. Paul Port Authority Lease Revenue
      (Cedar Street Office Building Project)
      5.125% 12/1/27                                  2,000,000       2,119,780
      5.25% 12/1/27                                   3,840,000       4,096,973
                                                                  -------------
                                                                     12,550,037
                                                                  -------------
Political Subdivision General Obligation
   Bonds - 0.56%
   Dakota County Community Development
      Agency Governmental Housing
      Development 5.00% 1/1/21                        1,275,000       1,336,366
                                                                  -------------
                                                                      1,336,366
                                                                  -------------
-/-Pre-Refunded Bonds - 7.90%
   Minneapolis Community Development
      Agency Supported Development
      Revenue Series G-3 5.45% 12/1/31-11             2,000,000       2,185,100
   Minneapolis Health Care System Revenue
      (Fairview Health Services) Series A
      5.625% 5/15/32-12                               5,400,000       6,021,378
   Minnesota Agricultural & Economic
      Development Board Revenue
      (Fairview Health Care System)
      Series A 5.75% 11/15/26-07 (MBIA)              10,070,000      10,653,758
                                                                  -------------
                                                                     18,860,236
                                                                  -------------
School District General Obligation Bonds - 22.03%
   Big Lake Independent School
      District #727 Series A
      5.00% 2/1/17 (FSA)                              1,040,000       1,088,672
      5.00% 2/1/20 (FSA)                              1,000,000       1,046,800
   Centennial Independent School
      District #012 Series A
      5.00% 2/1/18 (FSA)                              1,270,000       1,347,026
   Farmington Independent School
      District #192 Series B
      5.00% 2/1/27 (FSA)                              4,000,000       4,243,640
   Lakeville Independent School District #194
      Series A 4.75% 2/1/22 (FSA)                     2,350,000       2,449,123
   Morris Independent School District #769
      5.00% 2/1/24 (MBIA)                             4,875,000       5,234,873
   Mounds View Independent School
      District #621
      5.00% 2/1/20 (MBIA)                             2,970,000       3,143,686
      5.375% 2/1/24 (FGIC)                            6,170,000       6,622,013

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds
   (continued)
   Osseo Independent School District #279
      Series A 5.00% 2/1/21 (FSA)                   $ 3,570,000   $   3,775,489
   Robbinsdale Independent School
      District #281 5.00% 2/1/21 (FSA)                1,310,000       1,385,404
 **Rockford Independent School District #883,
      Inverse Floater ROLs Series II-R-30-B
      7.886% 2/1/21 (FSA)                             1,605,000       1,831,995
  ^Rosemount Independent School
      District #196 Series B
      5.80% 4/1/09 (FSA)                              1,860,000       1,669,796
      5.85% 4/1/10 (FSA)                              2,240,000       1,934,957
  ^Sauk Rapids Independent School
      District #047 Series B
      5.982% 2/1/15 (FSA)                             2,700,000       1,750,437
      6.083% 2/1/17 (FSA)                             2,245,000       1,280,930
 **South Washington County Independent
      School District #833,
      Inverse Floater ROLs Series II-R-34-A
      7.886% 2/1/20 (MBIA)                            3,440,000       3,944,992
      7.886% 2/1/21 (MBIA)                            3,645,000       4,180,086
   St. Michael Independent School District #885
      5.00% 2/1/20 (FSA)                              1,970,000       2,085,206
      5.00% 2/1/27 (FSA)                              3,435,000       3,589,609
                                                                  -------------
                                                                     52,604,734
                                                                  -------------
Single Family Housing Revenue Bonds - 0.14%
   Dakota County Housing & Redevelopment
      Authority Single Family Mortgage
      Revenue Series B 5.85% 10/1/30
      (GNMA) (FNMA) (AMT)                               328,000         336,731
                                                                  -------------
                                                                        336,731
                                                                  -------------
State General Obligation Bonds - 2.44%
   Minnesota State 5.00% 11/1/20 (FSA)                5,500,000       5,815,700
                                                                  -------------
                                                                      5,815,700
                                                                  -------------

Total Municipal Bonds (cost $216,165,822)                           232,550,316
                                                                  -------------

                                                     Number of
                                                       Shares
--------------------------------------------------------------------------------
Short-Term Investments - 1.57%
--------------------------------------------------------------------------------
Money Market Instruments - 0.30%
   Federated Minnesota Municipal Cash Trust             701,005         701,005
                                                                  -------------
                                                                        701,005
                                                                  -------------

                                                     Principal
                                                      Amount
oVariable Rate Demand Notes - 1.27%
   Midwest Consortium of Municipal Utilities
      Revenue Series A (LOC - U.S. Bank N.A.)
      3.20% 1/1/25                                  $ 1,900,000       1,900,000
   Minneapolis Convention Center Series A
      3.05% 12/1/14 (SPA)                             1,140,000       1,140,000
                                                                  -------------
                                                                      3,040,000
                                                                  -------------
Total Short-Term Investments
   (cost $3,741,005)                                                  3,741,005
                                                                  -------------

--------------------------------------------------------------------------------
                                        Delaware Tax-Free Minnesota Insured Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 98.98%
   (cost $219,906,827)                                            $ 236,291,321
Receivables and Other Assets
   Net of Liabilities - 1.02%                                         2,435,781
                                                                  -------------

Net Assets Applicable to 21,800,442
   Shares Outstanding - 100.00%                                   $ 238,727,102
                                                                  =============

Net Asset Value - Delaware Tax-Free
   Minnesota Insured Fund Class A
   ($214,789,192 / 19,615,153 Shares)                             $       10.95
                                                                  -------------
Net Asset Value - Delaware Tax-Free
   Minnesota Insured Fund Class B
   ($11,487,928 / 1,050,054 Shares)                               $       10.94
                                                                  -------------
Net Asset Value - Delaware Tax-Free
   Minnesota Insured Fund Class C
   ($12,449,982 / 1,135,235 Shares)                               $       10.97
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 222,056,876
Accumulated net realized gain on investments                            285,732
Net unrealized appreciation of investments                           16,384,494
                                                                  -------------
Total net assets                                                  $ 238,727,102
                                                                  =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FHA - Insured by the Federal Housing Authority
FNMA - Insured by Federal National Mortgage Association
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
ROLs - Residual Option Longs

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Minnesota Insured Fund
Net asset value Class A (A)                                       $       10.95
Sales charge (4.50% of offering price) (B)                                 0.52
                                                                  -------------
Offering price                                                    $       11.47
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                                   Delaware Tax-Free Minnesota Intermediate Fund
Statements                         February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 97.89%
--------------------------------------------------------------------------------
Airport Revenue Bonds - 1.44%
   Minneapolis/St. Paul Metropolitan
      Airports Commission Series 14
      5.50% 1/1/11 (AMT)                            $   750,000   $     812,588
                                                                  -------------
                                                                        812,588
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 5.16%
   Apple Valley Economic Development
      Authority Health Care Revenue
      (Evercare Senior Living Projects)
      Series A 6.00% 12/1/25                            500,000         500,690
   Moorhead Economic Development
      Authority Multifamily Revenue
      (Eventide Lutheran Home Project)
      Series B 6.00% 6/1/18                           1,000,000       1,000,710
   Oakdale Elderly Housing Revenue
      (PHM/Oakdale, Inc. Project)
      5.75% 3/1/18                                    1,400,000       1,408,134
                                                                  -------------
                                                                      2,909,534
                                                                  -------------

Electric & Gas Revenue Bonds - 7.05%
   Chaska Electric Revenue (Generating
      Facilities) Series A 5.25% 10/1/25              1,000,000       1,069,930
   Laurentian Energy Authority I Cogeneration
      Revenue Series A 5.00% 12/1/21                    750,000         759,833
   Southern Minnesota Municipal Power
      Agency Supply System Revenue Series A
      5.00% 1/1/12 (AMBAC)                            1,000,000       1,071,210
      5.00% 1/1/13 (MBIA)                             1,000,000       1,077,580
                                                                  -------------
                                                                      3,978,553
                                                                  -------------

Escrowed to Maturity Bonds - 2.06%
   University of Minnesota Series A
      5.75% 7/1/16                                    1,000,000       1,164,020
                                                                  -------------
                                                                      1,164,020
                                                                  -------------

General Corporate Bonds - 1.92%
   Minneapolis Community Development
      Agency Supported Revenue Common
      Bond Fund Series 4 6.20% 6/1/17 (AMT)           1,055,000       1,080,816
                                                                  -------------
                                                                      1,080,816
                                                                  -------------

Higher Education Revenue Bonds - 4.79%
   Minnesota State Higher Education
      Facilities Authority Revenue
      (College of Art & Design)
      Series 5-D 6.625% 5/1/20                        1,000,000       1,080,770
      (University of St. Thomas)
      Series 5-Y 5.25% 10/1/19                          530,000         572,946
   St. Cloud Housing & Redevelopment
      Authority Revenue (State University
      Foundation Project) 5.00% 5/1/23                1,000,000       1,048,330
                                                                  -------------
                                                                      2,702,046
                                                                  -------------

Hospital Revenue Bonds - 15.08%
   Bemidji Hospital Facilities First Meeting
      Revenue (North Country Health
      Services) 5.00% 9/1/24 (RADIAN)                   500,000         520,260
   Glencoe Health Care Facilities Revenue
      (Glencoe Regional Health Services
      Project) 5.00% 4/1/20                           1,250,000       1,286,288
   Maple Grove Minnesota Health Care
      Facilities Revenue (North Memorial
      Health Care) 5.00% 9/1/29                       1,000,000       1,035,590

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Minneapolis Health Care System Revenue
      (Allina Health Systems) Series A
      5.75% 11/15/32                                $ 1,500,000   $   1,611,539
   Minneapolis/St. Paul Housing &
      Redevelopment Authority Health
      Care System (Health Partners Obligation
      Group Project) 6.00% 12/1/17                    1,125,000       1,247,366
   St. Louis Park Health Care Facilities
      Revenue (Park Nicollet Health Services)
      Series B 5.50% 7/1/25                           1,500,000       1,601,654
   St. Paul Housing & Redevelopment
      Authority Hospital Revenue (Health
      East Project) Series B 5.85% 11/1/17            1,160,000       1,202,700
                                                                  -------------
                                                                      8,505,397
                                                                  -------------

Library/Museum Revenue Bonds - 4.19%
   Minneapolis Art Center Facilities Revenue
      (Walker Art Center Project)
      5.125% 7/1/21                                   2,250,000       2,361,488
                                                                  -------------
                                                                      2,361,488
                                                                  -------------
Multifamily Housing Revenue Bonds - 4.57%
   Minneapolis Multifamily Housing Revenue
      (Trinity Apartments-Section 8)
      Series A 6.75% 5/1/21                           1,885,000       1,946,923
  @Park Rapids Multifamily Revenue
      (The Court Apartments Project-Section 8)
      6.05% 8/1/12                                      655,000         627,922
                                                                  -------------
                                                                      2,574,845
                                                                  -------------

Municipal Lease Revenue Bonds - 4.00%
   Edina Housing & Redevelopment Authority
      Public Project Revenue (Appropriate
      Lease Obligation) 5.125% 2/1/19                 1,000,000       1,055,930
   Hibbing Economic Development Authority
      Revenue (Hibbing Lease Obligation)
      6.10% 2/1/08                                      285,000         288,662
   Virginia Housing & Redeveloping Authority
      Health Care Facility Lease Revenue
      5.25% 10/1/25                                     880,000         911,830
                                                                  -------------
                                                                      2,256,422
                                                                  -------------

Political Subdivision General Obligation
   Bonds - 8.63%
   Dakota County Capital Improvement
      Series A 4.75% 2/1/17                           1,000,000       1,040,680
   Dakota County Community Development
      Agency Governmental Housing
      Refunding (Senior Housing Facilities)
      Series A 5.00% 1/1/22                           1,150,000       1,225,613
   Hennepin County Series B 4.75% 12/1/14             1,000,000       1,042,930
   Ramsey County (Capital Improvement Plan)
      Series B 5.25% 2/1/11                           1,445,000       1,561,163
                                                                  -------------
                                                                      4,870,386
                                                                  -------------

-/-Pre-Refunded Bonds - 4.43%
   Minneapolis Health Care System Revenue
      (Fairview Health Services) Series A
      5.625% 5/15/32-12                               1,750,000       1,951,373
   Puerto Rico Commonwealth Highway &
      Transportation Authority Revenue
      Series D 5.25% 7/1/38-12                          500,000         545,050
                                                                  -------------
                                                                      2,496,423
                                                                  -------------

--------------------------------------------------------------------------------
                                   Delaware Tax-Free Minnesota Intermediate Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds - 23.20%
   Big Lake Independent School
      District #727 Series C
      5.00% 2/1/16 (FSA)                            $ 1,180,000   $   1,250,694
      5.00% 2/1/17 (FSA)                              1,000,000       1,054,100
   Centennial Independent School
      District #012 Series A
      5.00% 2/1/18 (FSA)                              1,000,000       1,060,650
      5.00% 2/1/20 (FSA)                                750,000         795,488
   Hopkins Independent School
      District #270 5.125% 2/1/17 (FGIC)              2,000,000       2,134,439
   Moorhead Independent School
      District #152 5.00% 4/1/10 (FGIC)               2,585,000       2,736,092
   Osseo Independent School District #279
      Series A 5.00% 2/1/21 (FSA)                     1,500,000       1,586,340
   South Washington County Independent
      School District #833 Series B
      5.00% 2/1/16 (FSA)                              1,560,000       1,660,308
   St. Paul Independent School
      District #625 Series B
      5.00% 2/1/20 (FSA)                                750,000         809,018
                                                                  -------------
                                                                     13,087,129
                                                                  -------------

Single Family Housing Revenue Bonds - 2.41%
   Minnesota State Housing Finance Agency
      Residential Housing Series I
      5.10% 7/1/20 (AMT)                                845,000         872,040
   Minnesota State Housing Finance Agency
      Single Family Mortgage Series J
      5.90% 7/1/28 (AMT)                                470,000         485,792
                                                                  -------------
                                                                      1,357,832
                                                                  -------------

State General Obligation Bonds - 7.03%
   Minnesota State 5.00% 8/1/21                       2,550,000       2,719,626
   Minnesota State Refunding & Variable
      Purpose 5.00% 11/1/16                           1,200,000       1,246,620
                                                                  -------------
                                                                      3,966,246
                                                                  -------------

Territorial General Obligation Bonds - 1.93%
  oPuerto Rico Public Finance Corporation
      Commonwealth Appropriation Series A
      (LOC - Puerto Rico Government Bank)
      5.75% 8/1/27                                    1,000,000       1,087,510
                                                                  -------------
                                                                      1,087,510
                                                                  -------------

Total Municipal Bonds (cost $53,153,954)                             55,211,235
                                                                  -------------

                                                     Number of
                                                       Shares
--------------------------------------------------------------------------------
Short-Term Investments - 1.91%
--------------------------------------------------------------------------------
Money Market Instruments - 1.91%
   Federated Minnesota Municipal Cash Trust           1,080,553       1,080,553
                                                                  -------------

Total Short-Term Investments (cost $1,080,553)                        1,080,553
                                                                  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 99.80%
   (cost $54,234,507)                                             $  56,291,788
Receivables and Other Assets
   Net of Liabilities - 0.20%                                           111,609
                                                                  -------------

Net Assets Applicable to 5,181,055 Shares
   Outstanding - 100.00%                                          $  56,403,397
                                                                  =============

Net Asset Value - Delaware Tax-Free Minnesota
   Intermediate Fund Class A
   ($49,293,177 / 4,529,063 Shares)                               $       10.88
                                                                  -------------

Net Asset Value - Delaware Tax-Free Minnesota
   Intermediate Fund Class B
   ($2,206,611 / 202,239 Shares)                                  $       10.91
                                                                  -------------

Net Asset Value - Delaware Tax-Free Minnesota
   Intermediate Fund Class C
   ($4,903,609 / 449,753 Shares)                                  $       10.90
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $  55,733,282
Accumulated net realized loss on investments                         (1,387,166)
Net unrealized appreciation of investments                            2,057,281
                                                                  -------------
Total net assets                                                  $  56,403,397
                                                                  =============

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

@ Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $627,922, which represented 1.11% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Indemnity Corporation
AMT - Subject to Alternative Minimum Tax
FGIC -Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

Net Asset Value and Offering Price per Share -
   Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)                                       $       10.88
Sales charge (2.75% of offering price) (B)                                 0.31
                                                                  -------------
Offering price                                                    $       11.19
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

See accompanying notes

--------------------------------------------------------------------------------
                               Delaware Minnesota High-Yield Municipal Bond Fund
Statements                     February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds - 95.63%
--------------------------------------------------------------------------------
Airline Revenue Bonds - 0.67%
 ++Minneapolis/St. Paul Metropolitan Airports
      Commission Special Facilities Revenue
      (Northwest Airlines, Inc. Project)
      Series A 7.00% 4/1/25 (AMT)                   $ 1,000,000   $     678,150
                                                                  -------------
                                                                        678,150
                                                                  -------------
Airport Revenue Bonds - 2.07%
   Minneapolis/St. Paul Metropolitan Airports
      Commission Revenue Series A
      5.00% 1/1/28 (MBIA)                             2,000,000       2,083,920
                                                                  -------------
                                                                      2,083,920
                                                                  -------------
Continuing Care/Retirement Revenue Bonds - 17.34%
   Apple Valley Economic Development
      Authority Health Care Revenue
      (Augustanna Home St. Paul Project)
      Series A 5.80% 1/1/30                           1,000,000       1,002,880
      (Evercare Senior Living Project)
      Series A 6.125% 6/1/35                          1,000,000         995,170
   Buhl Nursing Home Revenue
      (Forest Health Services Project)
      Series A 6.75% 8/1/33                           1,000,000       1,042,680
   Detroit Lakes Housing & Health Facilities
      Revenue Refunding (Mankato Lutheran
      Homes) Series D 5.50% 8/1/21                      500,000         506,035
   Mahtomedi Senior Housing Revenue
      (St. Andrews Village Project)
      5.75% 12/1/40                                   1,000,000       1,005,010
   Minneapolis Health Care Facilities Revenue
      (Augustana Chapel View Homes)
      Series D 5.75% 6/1/29                           1,000,000       1,021,930
      (Jones-Harrison Residence Project)
      5.60% 10/1/30                                   1,500,000       1,501,124
   Minnesota Agriculture & Economic
      Development Board Revenue
      (Benedictine Health Systems)
      5.75% 2/1/29                                    1,000,000       1,012,110
   Moorhead Economic Development
      Authority Multifamily Revenue
      (Eventide Lutheran Home Project)
      Series B 6.00% 6/1/18                             870,000         870,618
   Northfield Health Care Facilities Revenue
      (Northfield Retirement Center Project)
      Series A 6.00% 5/1/28                           1,000,000       1,000,330
   Oakdale Elderly Housing Revenue
      (PHM/Oakdale, Inc. Project)
      6.00% 3/1/28                                    1,800,000       1,810,439
   Owatonna Senior Housing Revenue
      (Senior Living Project) Series A
      5.80% 10/1/29                                     400,000         400,732
      6.00% 4/1/41                                    1,250,000       1,261,688
   Rochester Multifamily Revenue
      (Wedum Shorewood Campus Project)
      6.60% 6/1/36                                      990,000       1,023,215
   Shoreview Elderly Housing Revenue
      (PHM/Shoreview Inc. Project)
      6.15% 12/1/33                                   1,250,000       1,285,700
   Twin Valley Congregate Housing Revenue
      (Living Options, Inc. Project)
      5.95% 11/1/28                                   1,825,000       1,688,307
                                                                  -------------
                                                                     17,427,968
                                                                  -------------

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Corporate-Backed Revenue Bonds - 3.50%
   Cloquet Pollution Control Revenue
      (Potlatch Corp. Project) 5.90% 10/1/26        $ 1,700,000   $   1,722,253
   Sartell Environmental Improvement
      Revenue (International Paper)
      Series A 5.20% 6/1/27                           1,750,000       1,791,808
                                                                  -------------
                                                                     13,514,061
                                                                  -------------
Dedicated Tax & Fees Revenue Bonds - 1.07%
   Virgin Islands Public Finance Authority
      Revenue (Matching Fund Loan)
      Series A 5.25% 10/1/24                          1,000,000       1,072,430
                                                                  -------------
                                                                      1,072,430
                                                                  -------------
Electric & Gas Revenue Bonds - 8.84%
   Chaska Electric Revenue (Generating
      Facilities) Series A 5.25% 10/1/25              1,000,000       1,069,930
   Laurentian Energy Authority I Cogeneration
      Revenue Series A 5.00% 12/1/21                  1,750,000       1,772,943
   Minnesota State Municipal Power Agency
      Electric Revenue
      5.00% 10/1/35                                   1,000,000       1,035,410
      Series A 5.00% 10/1/34                          2,750,000       2,839,650
   Puerto Rico Electric Power Authority Power
      Revenue Series II 5.25% 7/1/31                  1,000,000       1,057,920
   Southern Minnesota Municipal Power
      Agency Supply System Revenue
      Series A 5.25% 1/1/16 (AMBAC)                   1,000,000       1,112,430
                                                                  -------------
                                                                      8,888,283
                                                                  -------------
Higher Education Revenue Bonds - 4.68%
   Minnesota State Higher Education
      Facilities Authority Revenue
      (Augsburg College)
      Series 6-C 5.00% 5/1/23                           700,000         726,341
      (College of Art & Design)
      Series 5-D 6.75% 5/1/26                           500,000         541,990
      (St. Catherine College)
      Series 5-N1 5.375% 10/1/32                      2,000,000       2,104,020
      (University St. Thomas)
      Series 6-I 5.00% 4/1/23                         1,250,000       1,328,350
                                                                  -------------
                                                                      4,700,701
                                                                  -------------
Hospital Revenue Bonds - 21.38%
   Bermidji Health Care Facilities First Meeting
      Revenue (North Country Health Services)
      5.00% 9/1/31 (RADIAN)                           2,500,000       2,586,949
   Duluth Economic Development Authority
      Health Care Facilities Revenue
      Benedictine Health System
      (St. Mary's Hospital) 5.25% 2/15/33             2,250,000       2,324,588
   Glencoe Health Care Facilities Revenue
      (Glencoe Regional Health Services
      Project) 5.00% 4/1/31                           1,100,000       1,103,542
   Maple Grove Health Care Facilities
      Revenue (North Memorial Health Care)
      5.00% 9/1/35                                    3,590,000       3,689,837
   Minneapolis Health Care System Revenue
      (Allina Health Systems)
      Series A 5.75% 11/15/32                         2,000,000       2,148,720
      (Fairview Health Services)
      Series D 5.00% 11/15/34 (AMBAC)                 1,000,000       1,050,260

--------------------------------------------------------------------------------
                               Delaware Minnesota High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
     OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Hospital Revenue Bonds (continued)
   Minneapolis/St. Paul Housing &
      Redevelopment Authority Health Care
      System (Health Partners Obligation
      Group Project) 6.00% 12/1/17                  $ 1,125,000   $   1,247,366
   Shakopee Health Care Facilities Revenue
      (St. Francis Regional Medical Center)
      5.25% 9/1/34                                    1,000,000       1,031,970
   St. Louis Park Health Care Facilities
      Revenue (Park Nicollet Health Services)
      Series B 5.25% 7/1/30                           1,000,000       1,039,280
   St. Paul Housing & Redevelopment
      Authority Hospital Revenue
      (Health East Project)
      6.00% 11/15/25                                  1,000,000       1,090,180
      Series A 5.70% 11/1/15                            800,000         828,664
      Series B 5.85% 11/1/17                            250,000         259,203
   Stillwater Health Care Revenue
      5.00% 6/1/25                                    2,000,000       2,064,960
      5.00% 6/1/35                                    1,000,000       1,020,580
                                                                  -------------
                                                                     21,486,099
                                                                  -------------
Multifamily Housing Revenue Bonds - 14.62%
   Chanhassen Multifamily Housing Revenue
      (Heritage Park Apartments
      Project-Section 8)
      6.20% 7/1/30 (FHA) (AMT)                          300,000         308,745
   Chaska Multifamily Housing Revenue
      (West Suburban Housing Partners
      Project) 5.875% 3/1/31 (AMT)                    1,000,000         911,230
  @Hutchinson Multifamily Housing Revenue
      (Evergreen Apartments Project-Section 8)
      5.75% 11/1/28                                   2,000,000       1,866,840
   Minneapolis Multifamily Housing Revenue
      (Grant Street Apartments Project)
      Series A 7.25% 11/1/29                          2,085,000       2,134,664
      (Olson Townhomes Project)
      6.00% 12/1/19 (AMT)                             1,555,000       1,555,342
      (Trinity Apartments-Section 8)
      Series A 6.75% 5/1/21                             690,000         712,667
   Minnesota State Housing Finance Agency
      Rental Housing
      Series A 4.875% 8/1/24 (AMT)                      585,000         595,185
      Series A-1 5.00% 8/1/40 (AMT)                   1,000,000       1,005,410
   St. Anthony Multifamily Housing Revenue
      (Chandler Place Project) Series A
      6.05% 11/20/16 (GNMA) (FHA)                       135,000         138,453
   St. Cloud Housing & Redevelopment
      Authority Revenue (Sterling Heights
      Apartments Project) 7.55% 4/1/39 (AMT)            530,000         554,544
   St. Paul Housing & Redevelopment
      Authority Multifamily Housing Revenue
      (Selby Grotto Housing Project)
      5.50% 9/20/44 (GNMA) (FHA) (AMT)                  750,000         770,873
   Stillwater Multifamily Revenue
      (Stillwater Cottages Project)
      Series A 6.75% 11/1/11                            205,000         210,765
      Series A 7.00% 11/1/27                            340,000         349,268
      7.00% 11/1/16 (AMT)                               680,000         699,040

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
Multifamily Housing Revenue Bonds (continued)
   Washington County Housing &
      Redevelopment Authority
      Governmental Revenue
      (Briar Pond Project)
      Series B 7.125% 8/20/34                       $   845,000   $     788,301
      (Woodland Park Apartments Project)
      4.70% 10/1/32                                   2,075,000       2,085,894
                                                                  -------------
                                                                     14,687,221
                                                                  -------------
Municipal Lease Revenue Bonds - 2.61%
   Andover Economic Development Authority
      Public Facilities Lease Revenue
      (Andover Community Center)
      5.20% 2/1/34                                    1,000,000       1,041,120
   Hibbing Economic Development Authority
      Revenue (Hibbing Lease Obligation
      Project) 6.40% 2/1/12                             530,000         530,710
   St. Paul Port Authority Lease Revenue
      (Robert Street Office Building Project)
      5.00% 12/1/27                                   1,000,000       1,054,130
                                                                  -------------
                                                                      2,625,960
                                                                  -------------
Political Subdivision General Obligation
   Bonds - 4.26%
   Metropolitan Council Waste Water
      Treatment Series B 5.00% 12/1/21                  500,000         537,945
   Moorhead Series B 5.00% 2/1/33 (MBIA)                750,000         789,293
   Perham Disposal System
      6.00% 5/1/22 (AMT)                              1,500,000       1,593,840
   Todd Morrison Cass & Wadena Counties
      United Hospital District
      (Health Care Facilities-Lakewood)
      5.00% 12/1/21                                     610,000         634,748
      5.125% 12/1/24                                    205,000         213,950
      5.25% 12/1/26                                     490,000         513,613
                                                                  -------------
                                                                      4,283,389
                                                                  -------------
-/-Pre-Refunded Bonds - 7.00%
   Little Canada Multifamily Housing Revenue
      Alternative Development (Montreal
      Courts Apartments Project)
      Series A 6.25% 12/1/27-07                       1,250,000       1,303,213
   Minneapolis Community Development
      Agency Supported Development
      Revenue Series G-3 5.45% 12/1/31-11             1,000,000       1,092,550
   Minneapolis Health Care System Revenue
      (Fairview Health Services)
      Series A 5.625% 5/15/32-12                      2,000,000       2,230,139
   Perham Hospital District Senior
      Congregate Housing Facilities Revenue
      (Briarwood Project) 6.25% 2/1/22-07               620,000         644,403
   Puerto Rico Commonwealth Highway &
      Transportation Authority Transportation
      Revenue Series D 5.25% 7/1/38-12                1,500,000       1,635,150
   Rice County Certificates of Participation
      Series A 6.00% 12/1/21-06                         125,000         127,479
                                                                  -------------
                                                                      7,032,934
                                                                  -------------
School District General Obligation Bonds - 2.90%
   Farmington Independent School
      District #192 Series B
      5.00% 2/1/27 (FSA)                              1,000,000       1,060,910

--------------------------------------------------------------------------------
                               Delaware Minnesota High-Yield Municipal Bond Fund
Statements
--------------------------------------------------------------------------------
   OF NET ASSETS (CONTINUED)

                                                     Principal        Market
                                                      Amount          Value
--------------------------------------------------------------------------------
Municipal Bonds (continued)
--------------------------------------------------------------------------------
School District General Obligation Bonds
   (continued)
   Lakeville Independent School
      District #194 Series A
      4.75% 2/1/22 (FSA)                            $ 1,000,000   $   1,042,180
   St. Paul Independent School District #625
      Series B 5.00% 2/1/20 (FSA)                       750,000         809,018
                                                                  -------------
                                                                      2,912,108
                                                                  -------------
Single Family Housing Revenue Bonds - 0.80%
   Minnesota State Housing Finance Agency
      Single Family Mortgage
      Series E 6.25% 1/1/23 (AMT)                        15,000          15,317
      Series J 5.90% 7/1/28 (AMT)                       730,000         754,528
      Series M 5.875% 1/1/17                             30,000          30,186
                                                                  -------------
                                                                        800,031
                                                                  -------------
State General Obligation Bonds - 1.07%
 **Minnesota State Inverse Floater ROLs
      6.821% 11/1/17                                  1,000,000       1,076,080
                                                                  -------------
                                                                      1,076,080
                                                                  -------------
Tax Increment/Special Assessment Bonds - 2.31%
   Minneapolis Tax Increment Revenue
      (Ivory Tower Project) 5.70% 2/1/29                785,000         795,896
   Minneapolis Tax Increment Revenue
      Refunding (St. Anthony Falls Project)
      5.65% 2/1/27                                      500,000         507,210
   St. Paul Housing & Redevelopment
      Authority Tax Increment (Upper Landing
      Project) Series A 6.80% 3/1/29                  1,000,000       1,015,440
                                                                  -------------
                                                                      2,318,546
                                                                  -------------
Territorial General Obligation Bonds - 0.51%
   Puerto Rico Commonwealth Public
      Improvement Series A 5.00% 7/1/34                 500,000         515,270
                                                                  -------------
                                                                        515,270
                                                                  -------------

Total Municipal Bonds (cost $93,760,379)                             96,103,151
                                                                  -------------

                                                      Number of
                                                       Shares
--------------------------------------------------------------------------------
Short-Term Investments - 4.92%
--------------------------------------------------------------------------------
Money Market Instruments - 1.14%
   Federated Minnesota Municipal Cash Trust           1,141,494       1,141,494
                                                                  -------------
                                                                      1,141,494
                                                                  -------------

                                                     Principal
                                                      Amount
oVariable Rate Demand Notes - 3.78%
   Eagan Revenue Anticipation Notes
      3.23% 5/30/12                                 $   800,000         800,000
   Hennepin County Series A
      3.05% 12/1/25 (SPA)                             1,000,000       1,000,000
   Minneapolis Convention Center
      Series A 3.05% 12/1/14 (SPA)                    1,000,000       1,000,000
   Minneapolis Guthrie Parking Ramp
      3.05% 12/1/33 (SPA)                             1,000,000       1,000,000
                                                                  -------------
                                                                      3,800,000
                                                                  -------------

Total Short-Term Investments (cost $4,941,494)                        4,941,494
                                                                  -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Market Value of Securities - 100.55%
   (cost $98,701,873)                                             $ 101,044,645
Liabilities Net of Receivables and Other
   Assets - (0.55%)                                                    (548,792)
                                                                  -------------

Net Assets Applicable to 9,556,444
   Shares Outstanding - 100.00%                                   $ 100,495,853
                                                                  =============
Net Asset Value - Delaware Minnesota High-Yield
   Municipal Bond Fund Class A
   ($71,510,735 / 6,803,558 Shares)                               $       10.51
                                                                  -------------
Net Asset Value - Delaware Minnesota High-Yield
   Municipal Bond Fund Class B
   ($10,554,463 / 1,002,507 Shares)                               $       10.53
                                                                  -------------
Net Asset Value - Delaware Minnesota High-Yield
   Municipal Bond Fund Class C
   ($18,430,655 / 1,750,379 Shares)                               $       10.53
                                                                  -------------

Components of Net Assets at February 28, 2006:
Shares of beneficial interest
   (unlimited authorization - no par)                             $ 100,491,739
Undistributed net investment income                                         294
Accumulated net realized loss on investments                         (2,338,952)
Net unrealized appreciation of investments                            2,342,772
                                                                  -------------
   Total net assets                                               $ 100,495,853
                                                                  =============

-/- Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 7 in "Notes to Financial Statements."

** An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2006. See
      Note 7 in "Notes to Financial Statements."

o Variable rate security. The interest rate shown is the rate as of February 28, 2006.

++    Non-income producing security. Security is currently in default.

@ Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $1,866,840, which represented 1.86% of the Fund's net assets. See Note 7 in "Notes to Financial Statements."

Summary of Abbreviations:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FHA - Insured by the Federal Housing Administration
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
ROLs - Residual Option Longs
SPA - Stand-by Purchase Agreement

Net Asset Value and Offering Price per Share -
   Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)                                       $       10.51
Sales charge (4.50% of offering price) (B)                                 0.50
                                                                  -------------
Offering price                                                    $       11.01
                                                                  =============

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)   See the current prospectus for purchases of $100,000 or more.

--------------------------------------------------------------------------------
                                  Delaware Minnesota Municipal Bond Funds
Statements                        Six Months Ended February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   OF OPERATIONS

                                                            Delaware          Delaware            Delaware            Delaware
                                                            Tax-Free     Tax-Free Minnesota  Tax-Free Minnesota Minnesota High-Yield
                                                         Minnesota Fund     Insured Fund      Intermediate Fund  Municipal Bond Fund
Investment Income:
   Interest                                                $ 9,901,604      $ 5,865,041           $ 1,349,168       $ 2,380,977
                                                           -----------      -----------           -----------       -----------
Expenses:
   Management fees                                           1,079,278          598,997               146,048           255,488
   Distribution expenses -- Class A                            456,784          270,135                63,239            81,918
   Distribution expenses -- Class B                             62,643           58,156                12,630            52,080
   Distribution expenses -- Class C                             70,990           59,790                26,598            83,567
   Dividend disbursing and transfer agent fees and
   expenses                                                    102,042           68,812                19,493            29,566
   Accounting and administration expenses                       78,493           47,920                11,684            18,581
   Legal and professional fees                                  30,456           22,140                 9,313            11,324
   Registration fees                                            17,000           15,425                 7,970             6,750
   Trustees' fees                                               11,274            6,822                 1,654             2,675
   Reports and statements to shareholders                       10,876           12,265                 5,366             4,977
   Custodian fees                                                8,049            5,257                 1,541             2,917
   Insurance fees                                                5,482            2,451                   538             1,472
   Pricing fees                                                  2,007            1,058                   644             1,225
   Taxes (other than taxes on income)                              779              537                   230               179
   Other                                                         9,925            6,129                 2,142             1,367
                                                           -----------      -----------           -----------       -----------
                                                             1,946,078        1,175,894               309,090           554,086
   Less expenses absorbed or waived                             (7,560)         (20,556)              (30,872)          (39,484)
   Less waived distribution expenses -- Class A                     --               --               (25,296)               --
   Less expense paid indirectly                                 (1,685)            (231)                 (429)              (33)
                                                           -----------      -----------           -----------       -----------
   Total operating expenses                                  1,936,833        1,155,107               252,493           514,569
                                                           -----------      -----------           -----------       -----------
Net Investment Income                                        7,964,771        4,709,934             1,096,675         1,866,408
                                                           -----------      -----------           -----------       -----------

Net Realized and Unrealized Gain (Loss) on Investments:
   Net realized gain (loss) on investments                     424,079         (108,140)             (112,049)           34,629
   Net change in unrealized appreciation/depreciation of
   investments                                              (4,977,425)      (2,971,577)             (594,726)         (816,753)
                                                           -----------      -----------           -----------       -----------
Net Realized and Unrealized Loss on Investments             (4,553,346)      (3,079,717)             (706,775)         (782,124)
                                                           -----------      -----------           -----------       -----------

Net Increase in Net Assets Resulting from Operations       $ 3,411,425      $ 1,630,217           $   389,900       $ 1,084,284
                                                           ===========      ===========           ===========       ===========

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS

                                                                    Delaware Tax-Free      Delaware Tax-Free Minnesota
                                                                      Minnesota Fund                Insured Fund

                                                                Six Months        Year      Six Months         Year
                                                                   Ended         Ended         Ended          Ended
                                                                  2/28/06       8/31/05       2/28/06        8/31/05
                                                                (Unaudited)                 (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                       $  7,964,771  $ 15,842,204  $  4,709,934  $    10,006,289
   Net realized gain (loss) on investments                          424,079       521,727      (108,140)         483,566
   Net change in unrealized appreciation/depreciation of
      investments                                                (4,977,425)    6,325,529    (2,971,577)       2,576,840
                                                               ------------  ------------  ------------  ---------------
   Net increase in net assets resulting from operations           3,411,425    22,689,460     1,630,217       13,066,695
                                                               ------------  ------------  ------------  ---------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                    (7,591,083)  (14,918,426)   (4,304,924)      (9,106,255)
      Class B                                                      (213,089)     (468,436)     (188,284)        (438,591)
      Class C                                                      (240,881)     (416,235)     (193,003)        (415,840)

   Net realized gain on investments:
      Class A                                                      (767,541)   (4,220,929)     (438,581)      (1,001,479)
      Class B                                                       (26,047)     (174,978)      (23,729)         (62,572)
      Class C                                                       (29,894)     (135,698)      (24,664)         (55,205)
                                                               ------------  ------------  ------------  ---------------
                                                                 (8,868,535)  (20,334,702)   (5,173,185)     (11,079,942)
                                                               ------------  ------------  ------------  ---------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                    26,744,754    32,762,383     3,399,998       13,305,078
      Class B                                                       644,827     1,032,796       236,508          762,589
      Class C                                                     2,299,782     4,082,514     1,132,490        2,220,317

   Net asset value of shares issued upon reinvestment
      of dividends and distributions:
      Class A                                                     5,473,155    12,557,067     3,273,057        6,840,725
      Class B                                                       153,532       421,984       164,340          389,371
      Class C                                                       212,631       431,656       154,788          323,100
                                                               ------------  ------------  ------------  ---------------
                                                                 35,528,681    51,288,400     8,361,181       23,841,180
                                                               ------------  ------------  ------------  ---------------
   Cost of shares repurchased:
      Class A                                                   (15,385,525)  (31,030,615)  (15,357,614)     (22,291,529)
      Class B                                                      (467,921)   (3,294,771)   (1,075,329)      (3,218,588)
      Class C                                                    (1,857,497)   (1,444,705)     (934,703)      (2,404,134)
                                                               ------------  ------------  ------------  ---------------
                                                                (17,710,943)  (35,770,091)  (17,367,646)     (27,914,251)
                                                               ------------  ------------  ------------  ---------------
Increase (decrease) in net assets derived from capital
   share transactions                                            17,817,738    15,518,309    (9,006,465)      (4,073,071)
                                                               ------------  ------------  ------------  ---------------
Net Increase (Decrease) in Net Assets                            12,360,628    17,873,067   (12,549,433)      (2,086,318)

Net Assets:
   Beginning of period                                          391,272,178   373,399,111   251,276,535      253,362,853
                                                               ------------  ------------  ------------  ---------------
   End of period                                               $403,632,806  $391,272,178  $238,727,102  $   251,276,535
                                                               ============  ============  ============  ===============

   Undistributed net investment income                         $    147,934  $    147,934  $         --  $            --

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Statements
--------------------------------------------------------------------------------
   OF CHANGES IN NET ASSETS (CONTINUED)

                                                                       Delaware Tax-Free        Delaware Minnesota High-Yield
                                                                  Minnesota Intermediate Fund        Municipal Bond Fund

                                                                    Six Months        Year        Six Months        Year
                                                                      Ended          Ended          Ended          Ended
                                                                     2/28/06        8/31/05        2/28/06        8/31/05
                                                                   (Unaudited)                  (Unaudited)
Increase (Decrease) in Net Assets from Operations:
   Net investment income                                          $  1,096,675  $   2,350,094   $  1,866,408  $     3,196,642
   Net realized gain (loss) on investments                            (112,049)       799,234         34,629           26,471
   Net change in unrealized appreciation/depreciation of
      investments                                                     (594,726)      (107,313)      (816,753)       2,717,449
                                                                  ------------  -------------   ------------  ---------------
   Net increase in net assets resulting from operations                389,900      3,042,015      1,084,284        5,940,562
                                                                  ------------  -------------   ------------  ---------------

Dividends and Distributions to Shareholders from:
   Net investment income:
      Class A                                                         (978,723)    (2,063,392)    (1,386,136)      (2,292,733)
      Class B                                                          (37,941)       (85,793)      (180,751)        (419,856)
      Class C                                                          (80,029)      (200,891)      (290,212)        (482,033)
                                                                  ------------  -------------   ------------  ---------------
                                                                    (1,096,693)    (2,350,076)    (1,857,099)      (3,194,622)
                                                                  ------------  -------------   ------------  ---------------
Capital Share Transactions:
   Proceeds from shares sold:
      Class A                                                        2,049,924      8,856,040     12,589,768       22,657,439
      Class B                                                           10,970         46,423      1,110,843        1,226,522
      Class C                                                          566,681        735,412      3,715,184        5,727,603

   Net asset value of shares issued upon reinvestment of
      dividends and distributions:
      Class A                                                          727,318      1,526,786        850,359        1,387,489
      Class B                                                           28,689         62,528        116,998          256,713
      Class C                                                           60,182        157,534        201,188          291,405
                                                                  ------------  -------------   ------------  ---------------
                                                                     3,443,764     11,384,723     18,584,340       31,547,171
                                                                  ------------  -------------   ------------  ---------------
   Cost of shares repurchased:
      Class A                                                       (5,838,734)   (15,027,594)    (5,188,387)      (4,758,836)
      Class B                                                         (608,658)      (550,863)    (1,079,982)      (3,831,970)
      Class C                                                       (1,650,808)    (2,157,860)    (1,163,753)      (2,120,433)
                                                                  ------------  -------------   ------------  ---------------
                                                                    (8,098,200)   (17,736,317)    (7,432,122)     (10,711,239)
                                                                  ------------  -------------   ------------  ---------------
Increase (decrease) in net assets derived from capital
    share transactions                                              (4,654,436)    (6,351,594)    11,152,218       20,835,932
                                                                  ------------  -------------   ------------  ---------------
Net Increase (Decrease) in Net Assets                               (5,361,229)    (5,659,655)    10,379,403       23,581,872

Net Assets:
   Beginning of period                                              61,764,626     67,424,281     90,116,450       66,534,578
                                                                  ------------  -------------   ------------  ---------------
   End of period                                                  $ 56,403,397  $  61,764,626   $100,495,853   $   90,116,450
                                                                  ============  =============   ============  ===============

   Undistributed net investment income                            $         --  $          --   $        294  $            --

See accompanying notes

Financial
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Minnesota Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                            Year Ended
                                                             2/28/06(2)    8/31/05    8/31/04    8/31/03    8/31/02(1)   8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 12.690     $ 12.620   $ 12.450   $ 12.610     $ 12.570   $ 12.120

Income (loss) from investment operations:
Net investment income                                           0.254        0.527      0.590      0.622        0.634      0.615
Net realized and unrealized gain (loss) on investments         (0.141)       0.222      0.348     (0.148)       0.037      0.450
                                                             --------     --------   --------   --------     --------   --------
Total from investment operations                                0.113        0.749      0.938      0.474        0.671      1.065
                                                             --------     --------   --------   --------     --------   --------

Less dividends and distributions from:
Net investment income                                          (0.257)      (0.526)    (0.600)    (0.625)      (0.631)    (0.615)
Net realized gain on investments                               (0.026)      (0.153)    (0.168)    (0.009)          --         --
                                                             --------     --------   --------   --------     --------   --------
Total dividends and distributions                              (0.283)      (0.679)    (0.768)    (0.634)      (0.631)    (0.615)
                                                             --------     --------   --------   --------     --------   --------

Net asset value, end of period                               $ 12.520     $ 12.690   $ 12.620   $ 12.450     $ 12.610   $ 12.570
                                                             ========     ========   ========   ========     ========   ========

Total return(3)                                                  0.92%        6.12%      7.72%      3.80%        5.54%      9.02%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $376,236     $364,491   $348,000   $340,029     $356,522   $363,033
Ratio of expenses to average net assets                          0.94%        0.93%      0.94%      0.97%        0.98%      1.00%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      0.94%        0.94%      0.94%      0.97%        0.98%      1.00%
Ratio of net investment income to average net assets             4.11%        4.19%      4.68%      4.90%        5.11%      5.00%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      4.11%        4.18%      4.68%      4.90%        5.11%      5.00%
Portfolio turnover                                                 18%          10%        25%        27%          13%        10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Minnesota Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/28/06(2)    8/31/05     8/31/04    8/31/03   8/31/02(1)   8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 12.700     $ 12.630    $ 12.460   $ 12.620    $ 12.580   $ 12.120

Income (loss) from investment operations:
Net investment income                                           0.208        0.433       0.496      0.529       0.540      0.523
Net realized and unrealized gain (loss) on investments         (0.141)       0.222       0.348     (0.150)      0.037      0.460
                                                             --------     --------    --------   --------    --------   --------
Total from investment operations                                0.067        0.655       0.844      0.379       0.577      0.983
                                                             --------     --------    --------   --------    --------   --------

Less dividends and distributions from:
Net investment income                                          (0.211)      (0.432)     (0.506)    (0.530)     (0.537)    (0.523)
Net realized gain on investments                               (0.026)      (0.153)     (0.168)    (0.009)         --         --
                                                             --------     --------    --------   --------    --------   --------
Total dividends and distributions                              (0.237)      (0.585)     (0.674)    (0.539)     (0.537)    (0.523)
                                                             --------     --------    --------   --------    --------   --------

Net asset value, end of period                               $ 12.530     $ 12.700    $ 12.630   $ 12.460    $ 12.620   $ 12.580
                                                             ========     ========    ========   ========    ========   ========

Total return(3)                                                  0.54%        5.33%       6.91%      3.02%       4.75%      8.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 12,965     $ 12,810    $ 14,588   $ 16,394    $ 17,043   $ 15,927
Ratio of expenses to average net assets                          1.69%        1.68%       1.69%      1.72%       1.73%      1.75%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.69%        1.69%       1.69%      1.72%       1.73%      1.75%
Ratio of net investment income to average net assets             3.36%        3.44%       3.93%      4.15%       4.36%      4.25%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.36%        3.43%       3.93%      4.15%       4.36%      4.25%
Portfolio turnover                                                 18%          10%         25%        27%         13%        10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                            Delaware Tax-Free Minnesota Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                             Year Ended
                                                             2/28/06(2)    8/31/05     8/31/04    8/31/03   8/31/02(1)   8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 12.720     $ 12.650    $ 12.480   $ 12.640    $ 12.590   $ 12.140

Income (loss) from investment operations:
Net investment income                                           0.208        0.433       0.495      0.529       0.540      0.523
Net realized and unrealized gain (loss) on investments         (0.141)       0.222       0.348     (0.151)      0.047      0.450
                                                             --------     --------    --------   --------    --------   --------
Total from investment operations                                0.067        0.655       0.843      0.378       0.587      0.973
                                                             --------     --------    --------   --------    --------   --------

Less dividends and distributions from:
Net investment income                                          (0.211)      (0.432)     (0.505)    (0.529)     (0.537)    (0.523)
Net realized gain on investments                               (0.026)      (0.153)     (0.168)    (0.009)         --         --
                                                             --------     --------    --------   --------    --------   --------
Total dividends and distributions                              (0.237)      (0.585)     (0.673)    (0.538)     (0.537)    (0.523)
                                                             --------     --------    --------   --------    --------   --------

Net asset value, end of period                               $ 12.550     $ 12.720    $ 12.650   $ 12.480    $ 12.640   $ 12.590
                                                             ========     ========    ========   ========    ========   ========

Total return(3)                                                  0.54%        5.32%       6.90%      3.01%       4.82%      8.20%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 14,432     $ 13,971    $ 10,811   $ 10,161    $  7,682   $  6,042
Ratio of expenses to average net assets                          1.69%        1.68%       1.69%      1.72%       1.73%      1.75%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.69%        1.69%       1.69%      1.72%       1.73%      1.75%
Ratio of net investment income to average net assets             3.36%        3.44%       3.93%      4.15%       4.36%      4.25%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.36%        3.43%       3.93%      4.15%       4.36%      4.25%
Portfolio turnover                                                 18%          10%         25%        27%         13%        10%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.003, a decrease in net realized and unrealized gain (loss) per share of $0.003, and an increase in the ratio of net investment income to average net assets of 0.03%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Insured Fund Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                                Ended                           Year Ended
                                                              2/28/06(2)   8/31/05     8/31/04    8/31/03     8/31/02(1)  8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.110  $  11.020  $  10.740  $   10.940  $   10.900  $  10.480

Income (loss) from investment operations:
Net investment income                                              0.217      0.446      0.479       0.498       0.514      0.514
Net realized and unrealized gain (loss) on investments            (0.139)     0.138      0.282      (0.197)      0.038      0.421
                                                             -----------  ---------  ---------  ----------  ----------  ---------
Total from investment operations                                   0.078      0.584      0.761       0.301       0.552      0.935
                                                             -----------  ---------  ---------  ----------  ----------  ---------

Less dividends and distributions from:
Net investment income                                             (0.216)    (0.445)    (0.481)     (0.501)     (0.512)    (0.515)
Net realized gain on investments                                  (0.022)    (0.049)        --          --          --         --
                                                             -----------  ---------  ---------  ----------  ----------  ---------
Total dividends and distributions                                 (0.238)    (0.494)    (0.481)     (0.501)     (0.512)    (0.515)
                                                             -----------  ---------  ---------  ----------  ----------  ---------

Net asset value, end of period                               $    10.950  $  11.110  $  11.020  $   10.740  $   10.940  $  10.900
                                                             ===========  =========  =========  ==========  ==========  =========

Total return(3)                                                     0.73%      5.42%      7.20%       2.75%       5.25%      9.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $   214,789  $ 226,671  $ 227,018  $  231,738  $  239,763  $ 242,716
Ratio of expenses to average net assets                             0.89%      0.89%      0.89%       0.93%       0.96%      0.90%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         0.91%      0.90%      0.89%       0.93%       0.96%      0.90%
Ratio of net investment income to average net assets                4.01%      4.05%      4.37%       4.52%       4.78%      4.82%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly         3.99%      4.04%      4.37%       4.52%       4.78%      4.82%
Portfolio turnover                                                     9%        10%        15%         30%         15%         7%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                       Delaware Tax-Free Minnesota Insured Fund Class B
----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                                Ended                           Year Ended
                                                             2/28/06(2)    8/31/05    8/31/04     8/31/03    8/31/02(1)   8/31/01
                                                             (Unaudited)
Net asset value, beginning of period                         $    11.100  $  11.010  $  10.730  $   10.940  $   10.890  $  10.470

Income (loss) from investment operations:
Net investment income                                              0.177      0.364      0.397       0.415       0.433      0.434
Net realized and unrealized gain (loss) on investments            (0.139)     0.137      0.282      (0.207)      0.048      0.422
                                                             -----------  ---------  ---------  ----------  ----------  ---------
Total from investment operations                                   0.038      0.501      0.679       0.208       0.481      0.856
                                                             -----------  ---------  ---------  ----------  ----------  ---------

Less dividends and distributions from:
Net investment income                                             (0.176)    (0.362)    (0.399)     (0.418)     (0.431)    (0.436)
Net realized gain on investments                                  (0.022)    (0.049)        --          --          --         --
                                                             -----------  ---------  ---------  ----------  ----------  ---------
Total dividends and distributions                                 (0.198)    (0.411)    (0.399)     (0.418)     (0.431)    (0.436)
                                                             -----------  ---------  ---------  ----------  ----------  ---------

Net asset value, end of period                               $    10.940  $  11.100  $  11.010  $   10.730  $   10.940  $  10.890
                                                             ===========  =========  =========  ==========  ==========  =========

Total return(3)                                                     0.36%      4.64%      6.41%       1.89%       4.56%      8.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $    11,488  $  12,337  $  14,317  $   15,647  $   14,341  $  12,732
Ratio of expenses to average net assets                             1.64%      1.64%      1.64%       1.68%       1.71%      1.65%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly         1.66%      1.65%      1.64%       1.68%       1.71%      1.65%
Ratio of net investment income to average net assets                3.26%      3.30%      3.62%       3.77%       4.03%      4.07%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly         3.24%      3.29%      3.62%       3.77%       4.03%      4.07%
Portfolio turnover                                                     9%        10%        15%         30%         15%         7%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                    Delaware Tax-Free Minnesota Insured Fund Class C
----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                            Year Ended
                                                            2/28/06(2)    8/31/05    8/31/04     8/31/03    8/31/02(1)    8/31/01
                                                           (Unaudited)
Net asset value, beginning of period                         $ 11.120    $ 11.030   $ 10.750   $  10.950    $   10.910   $ 10.480

Income (loss) from investment operations:
Net investment income                                           0.177       0.364      0.396       0.414         0.433      0.434
Net realized and unrealized gain (loss) on investments         (0.129)      0.137      0.282      (0.197)        0.038      0.432
                                                             --------    --------   --------   ---------    ----------   --------
Total from investment operations                                0.048       0.501      0.678       0.217         0.471      0.866
                                                             --------    --------   --------   ---------    ----------   --------

Less dividends and distributions from:
Net investment income                                          (0.176)     (0.362)    (0.398)     (0.417)       (0.431)    (0.436)
Net realized gain on investments                               (0.022)     (0.049)        --          --            --         --
                                                             --------    --------   --------   ---------    ----------   --------
Total dividends and distributions                              (0.198)     (0.411)    (0.398)     (0.417)       (0.431)    (0.436)
                                                             --------    --------   --------   ---------    ----------   --------

Net asset value, end of period                               $ 10.970    $ 11.120   $ 11.030   $  10.750    $   10.950   $ 10.910
                                                             ========    ========   ========   =========    ==========   ========

Total return(3)                                                  0.44%       4.63%      6.39%       1.97%         4.46%      8.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 12,450    $ 12,269   $ 12,028   $  11,966    $    6,083   $  4,265
Ratio of expenses to average net assets                          1.64%       1.64%      1.64%       1.68%         1.71%      1.65%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.66%       1.65%      1.64%       1.68%         1.71%      1.65%
Ratio of net investment income to average net assets             3.26%       3.30%      3.62%       3.77%         4.03%      4.07%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.24%       3.29%      3.62%       3.77%         4.03%      4.07%
Portfolio turnover                                                  9%         10%        15%         30%           15%         7%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.002, a decrease in net realized and unrealized gain (loss) per share of $0.002, and an increase in the ratio of net investment income to average net assets of 0.02%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Tax-Free Minnesota Intermediate Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                             Year Ended
                                                            2/28/06(2)     8/31/05    8/31/04    8/31/03     8/31/02(1)    8/31/01
                                                           (Unaudited)
Net asset value, beginning of period                       $  11.010     $  10.890   $ 10.630   $ 10.720     $   10.580   $ 10.350

Income (loss) from investment operations:
Net investment income                                          0.209         0.407      0.444      0.469          0.512      0.526
Net realized and unrealized gain (loss) on investments        (0.130)        0.120      0.260     (0.088)         0.138      0.230
                                                           ---------     ---------   --------   --------     ----------   --------
Total from investment operations                               0.079         0.527      0.704      0.381          0.650      0.756
                                                           ---------     ---------   --------   --------     ----------   --------

Less dividends and distributions from:
Net investment income                                         (0.209)       (0.407)    (0.444)    (0.471)        (0.510)    (0.526)
                                                           ---------     ---------   --------   --------     ----------   --------
Total dividends and distributions                             (0.209)       (0.407)    (0.444)    (0.471)        (0.510)    (0.526)
                                                           ---------     ---------   --------   --------     ----------   --------

Net asset value, end of period                             $  10.880     $  11.010   $ 10.890   $ 10.630     $   10.720   $ 10.580
                                                           =========     =========   ========   ========     ==========   ========
Total return(3)                                                 0.73%         4.93%      6.73%      3.59%          6.34%      7.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                    $  49,293     $  52,958   $ 57,012   $ 57,635     $   51,034   $ 49,089
Ratio of expenses to average net assets                         0.75%         0.79%      0.84%      0.86%          0.85%      0.90%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                   0.95%         0.95%      0.95%      0.96%          0.85%      0.93%
Ratio of net investment income to average net assets            3.86%         3.72%      4.10%      4.32%          4.86%      5.04%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                                   3.66%         3.56%      3.99%      4.22%          4.86%      5.01%
Portfolio turnover                                                10%           25%        30%        23%            35%        24%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                 Delaware Tax-Free Minnesota Intermediate Fund Class B
---------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                               Year Ended
                                                        2/28/06(2)     8/31/05     8/31/04     8/31/03    8/31/02(1)     8/31/01
                                                       (Unaudited)
Net asset value, beginning of period                    $ 11.040      $ 10.920    $ 10.650    $ 10.740     $ 10.600     $ 10.370

Income (loss) from investment operations:
Net investment income                                      0.163         0.314       0.352       0.377        0.423        0.438
Net realized and unrealized gain (loss) on
   investments                                            (0.130)        0.120       0.270      (0.088)       0.137        0.232
                                                        --------      --------    --------    --------     --------     --------
Total from investment operations                           0.033         0.434       0.622       0.289        0.560        0.670
                                                        --------      --------    --------    --------     --------     --------

Less dividends and distributions from:
Net investment income                                     (0.163)       (0.314)     (0.352)     (0.379)      (0.420)      (0.440)
                                                        --------      --------    --------    --------     --------     --------
Total dividends and distributions                         (0.163)       (0.314)     (0.352)     (0.379)      (0.420)      (0.440)
                                                        --------      --------    --------    --------     --------     --------

Net asset value, end of period                          $ 10.910      $ 11.040    $ 10.920    $ 10.650     $ 10.740     $ 10.600
                                                        ========      ========    ========    ========     ========     ========

Total return(3)                                             0.31%         4.03%       5.91%       2.70%        5.43%        6.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $  2,206      $  2,811    $  3,224    $  4,002     $  2,852     $  2,443
Ratio of expenses to average net assets                     1.60%         1.64%       1.69%       1.71%        1.70%        1.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly          1.70%         1.70%       1.70%       1.73%        1.70%        1.78%
Ratio of net investment income to average net assets        3.01%         2.87%       3.25%       3.47%        4.01%        4.19%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                               2.91%         2.81%       3.24%       3.45%        4.01%        4.16%
Portfolio turnover                                            10%           25%         30%         23%          35%          24%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                 Delaware Tax-Free Minnesota Intermediate Fund Class C
---------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                          Ended                               Year Ended
                                                        2/28/06(2)     8/31/05     8/31/04     8/31/03    8/31/02(1)     8/31/01
                                                       (Unaudited)
Net asset value, beginning of period                    $ 11.030      $ 10.910    $ 10.640    $ 10.730     $ 10.590     $ 10.360

Income (loss) from investment operations:
Net investment income                                      0.163         0.314       0.352       0.377        0.423        0.437
Net realized and unrealized gain (loss) on
   investments                                            (0.130)        0.120       0.270      (0.088)       0.137        0.233
                                                        --------      --------    --------    --------     --------     --------
Total from investment operations                           0.033         0.434       0.622       0.289        0.560        0.670
                                                        --------      --------    --------    --------     --------     --------

Less dividends and distributions from:
Net investment income                                     (0.163)       (0.314)     (0.352)     (0.379)      (0.420)      (0.440)
                                                        --------      --------    --------    --------     --------     --------
Total dividends and distributions                         (0.163)       (0.314)     (0.352)     (0.379)      (0.420)      (0.440)
                                                        --------      --------    --------    --------     --------     --------

Net asset value, end of period                          $ 10.900      $ 11.030    $ 10.910    $ 10.640     $ 10.730     $ 10.590
                                                        ========      ========    ========    ========     ========     ========

Total return(3)                                             0.31%         4.04%       5.91%       2.71%        5.44%        6.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $  4,904      $  5,996    $  7,188    $  6,544     $  4,887     $  3,059
Ratio of expenses to average net assets                     1.60%         1.64%       1.69%       1.71%        1.70%        1.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly          1.70%         1.70%       1.70%       1.73%        1.70%        1.78%
Ratio of net investment income to average net assets        3.01%         2.87%       3.25%       3.47%        4.01%        4.19%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                               2.91%         2.81%       3.24%       3.45%        4.01%        4.16%
Portfolio turnover                                            10%           25%         30%         23%          35%          24%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of less than $0.001, a decrease in net realized and unrealized gain (loss) per share of less than $0.001, and an increase in the ratio of net investment income to average net assets of less than 0.01%. Per share data and ratios for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                                 Delaware Minnesota High-Yield Municipal Bond Fund Class A
---------------------------------------------------------------------------------------------------------------------------------
                                                        Six Months
                                                           Ended                              Year Ended
                                                        2/28/06(2)     8/31/05     8/31/04     8/31/03    8/31/02(1)     8/31/01
                                                       (Unaudited)
Net asset value, beginning of period                    $ 10.610      $ 10.240    $  9.910    $  9.950     $  9.900     $  9.650

Income (loss) from investment operations:
Net investment income                                      0.220         0.469       0.512       0.550        0.586        0.581
Net realized and unrealized gain (loss) on
   investments                                            (0.101)        0.372       0.328      (0.030)       0.056        0.243
                                                        --------      --------    --------    --------     --------     --------
Total from investment operations                           0.119         0.841       0.840       0.520        0.642        0.824
                                                        --------      --------    --------    --------     --------     --------

Less dividends and distributions from:
Net investment income                                     (0.219)       (0.471)     (0.510)     (0.560)      (0.592)      (0.574)
                                                        --------      --------    --------    --------     --------     --------
Total dividends and distributions                         (0.219)       (0.471)     (0.510)     (0.560)      (0.592)      (0.574)
                                                        --------      --------    --------    --------     --------     --------

Net asset value, end of period                          $ 10.510      $ 10.610    $ 10.240    $  9.910     $  9.950     $  9.900
                                                        ========      ========    ========    ========     ========     ========

Total return(3)                                             1.15%         8.40%       8.65%       5.33%        6.74%        8.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                 $ 71,511      $ 63,802    $ 42,636    $ 36,644     $ 34,867     $ 34,615
Ratio of expenses to average net assets                     0.89%         0.89%       0.75%       0.75%        0.75%        0.75%
Ratio of expenses to average net assets prior to
   expense limitation and expenses paid indirectly          0.97%         0.98%       1.00%       1.04%        1.01%        0.94%
Ratio of net investment income to average net assets        4.23%         4.50%       5.03%       5.48%        5.98%        6.01%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid
   indirectly                                               4.15%         4.41%       4.78%       5.19%        5.72%        5.82%
Portfolio turnover                                             6%            3%         24%         32%          33%          13%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Minnesota High-Yield Municipal Bond Fund Class B
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/06(2)    8/31/05      8/31/04    8/31/03    8/31/02(1)    8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 10.630     $ 10.250     $  9.930   $  9.970     $  9.910    $  9.650

Income (loss) from investment operations:
Net investment income                                           0.181        0.391        0.435      0.475        0.513       0.509
Net realized and unrealized gain (loss) on investments         (0.101)       0.381        0.318     (0.030)       0.063       0.248
                                                             --------     --------     --------   --------     --------    --------
Total from investment operations                                0.080        0.772        0.753      0.445        0.576       0.757
                                                             --------     --------     --------   --------     --------    --------

Less dividends and distributions from:
Net investment income                                          (0.180)      (0.392)      (0.433)    (0.485)      (0.516)     (0.497)
                                                             --------     --------     --------   --------     --------    --------
Total dividends and distributions                              (0.180)      (0.392)      (0.433)    (0.485)      (0.516)     (0.497)
                                                             --------     --------     --------   --------     --------    --------

Net asset value, end of period                               $ 10.530     $ 10.630     $ 10.250   $  9.930     $  9.970    $  9.910
                                                             ========     ========     ========   ========     ========    ========

Total return(3)                                                  0.77%        7.68%        7.71%      4.55%        6.03%       8.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 10,554     $ 10,505     $ 12,463   $ 12,513     $ 13,379    $ 12,932
Ratio of expenses to average net assets                          1.64%        1.64%        1.50%      1.50%        1.50%       1.50%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.72%        1.73%        1.75%      1.79%        1.76%       1.69%
Ratio of net investment income to average net assets             3.48%        3.75%        4.28%      4.73%        5.23%       5.26%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.40%        3.66%        4.03%      4.44%        4.97%       5.07%
Portfolio turnover                                                  6%           3%          24%        32%          33%         13%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Financial
   HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                   Delaware Minnesota High-Yield Municipal Bond Fund Class C
------------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                               Ended                              Year Ended
                                                             2/28/06(2)    8/31/05     8/31/04    8/31/03     8/31/02(1)    8/31/01
                                                            (Unaudited)
Net asset value, beginning of period                         $ 10.630     $ 10.250     $  9.930   $  9.970     $  9.910    $  9.650

Income (loss) from investment operations:
Net investment income                                           0.181        0.391        0.435      0.475        0.513       0.509
Net realized and unrealized gain (loss) on investments         (0.101)       0.381        0.318     (0.030)       0.063       0.248
                                                             --------     --------     --------   --------     --------    --------
Total from investment operations                                0.080        0.772        0.753      0.445        0.576       0.757
                                                             --------     --------     --------   --------     --------    --------

Less dividends and distributions from:
Net investment income                                          (0.180)      (0.392)      (0.433)    (0.485)      (0.516)     (0.497)
                                                             --------     --------     --------   --------     --------    --------
Total dividends and distributions                              (0.180)      (0.392)      (0.433)    (0.485)      (0.516)     (0.497)
                                                             --------     --------     --------   --------     --------    --------

Net asset value, end of period                               $ 10.530     $ 10.630     $ 10.250   $  9.930     $  9.970    $  9.910
                                                             ========     ========     ========   ========     ========    ========

Total return(3)                                                  0.77%        7.68%        7.71%      4.54%        6.03%       8.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                      $ 18,431     $ 15,809     $ 11,435   $ 10,754     $  7,840    $  6,807
Ratio of expenses to average net assets                          1.64%        1.64%        1.50%      1.50%        1.50%       1.50%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly      1.72%        1.73%        1.75%      1.79%        1.76%       1.69%
Ratio of net investment income to average net assets             3.48%        3.75%        4.28%      4.73%        5.23%       5.26%
Ratio of net investment income to average net assets
   prior to expense limitation and expenses paid indirectly      3.40%        3.66%        4.03%      4.44%        4.97%       5.07%
Portfolio turnover                                                  6%           3%          24%        32%          33%         13%

(1) As required, effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that required amortization of all premiums and discounts on debt securities. The effect of these changes for the year ended August 31, 2002 was an increase in net investment income per share of $0.001, a decrease in net realized and unrealized gain (loss) per share of $0.001, and an increase in the ratio of net investment income to average net assets of 0.01%. Per share data for periods prior to September 1, 2001 have not been restated to reflect these changes in accounting.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes                                    February 28, 2006 (Unaudited)
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Insured Funds (the "Trust") is organized as a Delaware statutory trust and offers two series: Delaware Tax-Free Arizona Insured Fund and Delaware Tax-Free Minnesota Insured Fund. Voyageur Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax Free Funds (the "Trust") is organized as a Delaware statutory trust and offers the Delaware Tax-Free Minnesota Intermediate Fund. These financial statements and related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a "Fund" or, collectively, the "Funds"). The above Trusts are open-end investment companies. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and that declines from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund, depending upon the period of time the shares are held. Class B shares will automatically convert to Class A on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund and Delaware Tax-Free Minnesota Insured Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and from the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Funds on the basis of "settled shares" of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statements of Operations with the corresponding expense offset shown as "expense paid indirectly."

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund's average daily net assets as follows:

                                                  Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                              Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                               Minnesota Fund        Insured Fund     Intermediate Fund   Municipal Bond Fund
                              -----------------   -----------------   -----------------   -------------------
On the first $500 million          0.550%               0.500%              0.500%              0.550%
On the next $500 million           0.500%               0.475%              0.475%              0.500%
On the next $1.5 billion           0.450%               0.450%              0.450%              0.450%
In excess of $2.5 billion          0.425%               0.425%              0.425%              0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed specified percentages of average daily net assets as shown below.

                                                      Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                  Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                    Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
                                  -----------------   -----------------   -----------------   -------------------
Operating expense limitation
   as a percentage of average
   daily net assets (per annum)         0.69%                0.64%               0.60%               0.64%

Expiration date                       10/31/06             10/31/06            10/31/06            10/31/06

Effective December 30, 2005,
   operating expense limitation
   as a percentage of average
   daily net assets (per annum)         0.68%                0.64%               0.60%               0.64%

Expiration date                       12/31/06             12/31/06            12/31/06            12/31/06

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Each Fund pays DSC a monthly fee computed at the annual rate of 0.04% of each Fund's average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive distribution fees through December 31, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.15% of average daily net assets for Delaware Tax-Free Minnesota Intermediate Fund.

At February 28, 2006, the Funds had liabilities payable to affiliates as follows:

                                                            Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                        Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                          Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
                                        -----------------   -----------------   -----------------   -------------------
Investment management fee
   payable to DMC                           $166,311             $86,117             $16,671              $33,844

Dividend disbursing, transfer agent,
   accounting and administration fees
   and expenses payable to DSC                62,562              40,188              12,633               17,823

Distribution fee payable to DDLP              97,000              51,889               8,545               45,184
Other expenses payable
   to DMC and affiliates*                     20,907               8,863               4,629                9,148

* DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal services expenses, including internal legal services provided to each Fund by DMC employees. For the six months ended February 28, 2006, each Fund was charged internal legal services provided by DMC as follows:

                    Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
Delaware Tax-Free       Minnesota           Minnesota           High-Yield
 Minnesota Fund       Insured Fund      Intermediate Fund   Municipal Bond Fund
-----------------   -----------------   -----------------   -------------------
     $14,674             $8,934              $2,179               $3,472

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the six months ended February 28, 2006, DDLP earned commissions on sales of Class A shares for each Fund as follows:

                    Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
Delaware Tax-Free       Minnesota           Minnesota           High-Yield
  Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
-----------------   -----------------   -----------------   -------------------
     $38,062             $12,282             $2,625               $32,848

For the six months ended February 28, 2006, DDLP received gross contingent deferred sales charge commissions on redemption of each Fund's Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

                                         Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                     Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                       Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
                     -----------------   -----------------   -----------------   -------------------
Class A                   $  637              $   32              $1,692                $9,896

Class B                    1,861               4,966               1,758                 3,445

Class C                    1,300               1,987                 993                 3,213

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trusts. These officers and trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2006, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                         Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                     Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                      Minnesota Fund        Insured Fund     Intermediate Fund   Municipal Bond Fund
                     -----------------   -----------------   -----------------   -------------------
Purchases               $39,425,366         $10,080,534          $2,855,170          $15,240,177

Sales                    34,101,825          13,179,100           6,455,541            2,460,055

At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

                                                           Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                       Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                        Minnesota Fund        Insured Fund     Intermediate Fund   Municipal Bond Fund
                                       -----------------   -----------------   -----------------   -------------------
Cost of investments                      $ 382,382,401      $   219,507,859     $    54,233,764      $    98,639,056
                                         =============      ===============     ===============      ===============

Aggregate unrealized appreciation        $  19,252,802      $    16,847,279     $     2,124,977      $     3,115,360
Aggregate unrealized depreciation             (501,503)             (63,817)            (66,953)            (709,771)
                                         -------------      ---------------     ---------------      ---------------
Net unrealized appreciation              $  18,751,299      $    16,783,462     $     2,058,024      $     2,405,589
                                         =============      ===============     ===============      ===============

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2006 and year ended August 31, 2005 was as follows:

                                                           Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                       Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                         Minnesota Fund      Insured Fund      Intermediate Fund   Municipal Bond Fund
                                       -----------------   -----------------   -----------------   -------------------
Six months ended 2/28/06*
Tax-exempt income                         $ 8,045,053         $ 4,686,211          $1,096,693           $1,857,099
Ordinary income                                31,672                  --                  --                   --
Long-term capital gain                        791,810             486,974                  --                   --
                                          -----------         -----------          ----------           ----------
Total                                     $ 8,868,535         $ 5,173,185          $1,096,693           $1,857,099
                                          ===========         ===========          ==========           ==========

Year ended 8/31/05
Tax-exempt income                         $15,803,097         $ 9,960,686          $2,350,076           $3,194,622
Long-term capital gain                      4,531,605           1,119,256                  --                   --
                                          -----------         -----------          ----------           ----------
Total                                     $20,334,702         $11,079,942          $2,350,076           $3,194,622
                                          ===========         ===========          ==========           ==========

* Tax information for the period ended February 28, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

4. Dividend and Distribution Information (continued)

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2006, the estimated components of net assets on a tax basis were as follows:

                                                                Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                            Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                             Minnesota Fund        Insured Fund     Intermediate Fund   Municipal Bond Fund
                                            -----------------   -----------------   -----------------   -------------------
Shares of beneficial interest                 $384,593,993        $222,056,876         $55,733,282         $100,491,739
Undistributed tax-exempt income                    147,934                  --                  --                  294
Undistributed long-term capital gain               139,580             (10,836)                 --                   --
Capital loss carryforwards                              --                  --          (1,275,535)          (2,433,778)
Six month period realized gains (losses)                --                  --             (81,340)              32,009
Post-October losses                                     --            (102,400)            (31,034)                  --
Unrealized appreciation of investments          18,751,299          16,783,462           2,058,024            2,405,589
                                              ------------        ------------         -----------         ------------
Net assets                                    $403,632,806        $238,727,102         $56,403,397         $100,495,853
                                              ============        ============         ===========         ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through February 28, 2006 that, in accordance with federal income tax regulations, each Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2006, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

                                                              Delaware Tax-Free   Delaware Tax-Free   Delaware Minnesota
                                          Delaware Tax-Free       Minnesota           Minnesota           High-Yield
                                            Minnesota Fund       Insured Fund     Intermediate Fund   Municipal Bond Fund
                                          -----------------   -----------------   -----------------   -------------------
Undistributed (Accumulated)
   net investment income (loss)               $   80,282          $  (23,723)         $   18              $ (9,015)
Accumulated realized gain (loss)                 (80,282)             23,723             (18)                9,015

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2005 will expire as follows:

                      Delaware Tax-Free   Delaware Minnesota
  Year of                 Minnesota           High-Yield
Expiration            Intermediate Fund   Municipal Bond Fund
----------            -----------------   -------------------
   2008                   $       --           $  181,123
   2009                    1,024,839            1,267,552
   2010                        4,037               57,521
   2011                      246,659              243,334
   2012                           --              684,248
                          ----------           ----------
   Total                  $1,275,535           $2,433,778
                          ==========           ==========

For the six months ended February 28, 2006, the Delaware Tax-Free Minnesota Intermediate Fund had capital losses of $81,340 which may increase the capital loss carryforwards and Delaware Minnesota High-Yield Municipal Bond Fund had capital gains $32,009 which may reduce the capital loss carryforwards.

--------------------------------------------------------------------------------
                                         Delaware Minnesota Municipal Bond Funds
Notes
--------------------------------------------------------------------------------
   TO FINANCIAL STATEMENTS (CONTINUED)

5. Capital Shares

Transactions in capital shares were as follows:

                                        Delaware Tax-Free               Delaware Tax-Free
                                          Minnesota Fund              Minnesota Insured Fund
                                    -------------------------         ------------------------
                                    Six Months        Year            Six Months       Year
                                       Ended          Ended              Ended         Ended
                                      2/28/06        8/31/05            2/28/06       8/31/05
Shares sold:
   Class A                           2,140,052      2,605,601            311,445     1,206,325
   Class B                              51,547         82,005             21,547        68,954
   Class C                             183,801        323,335            103,724       200,888

Shares issued upon reinvestments
   of dividends and distributions:
   Class A                             438,005        999,673            299,506       620,080
   Class B                              12,278         33,587             15,053        35,325
   Class C                              16,975         34,287             14,142        29,235
                                    ----------     ----------         ----------    ----------
                                     2,842,658      4,078,488            765,417     2,160,807
                                    ----------     ----------         ----------    ----------
Shares repurchased:
   Class A                          (1,233,675)    (2,466,727)        (1,407,217)   (2,021,780)
   Class B                             (37,238)      (262,319)           (98,433)     (293,001)
   Class C                            (148,622)      (114,430)           (85,796)     (217,296)
                                    ----------     ----------         ----------    ----------
                                    (1,419,535)    (2,843,476)        (1,591,446)   (2,532,077)
                                    ----------     ----------         ----------    ----------
Net increase (decrease)              1,423,123      1,235,012           (826,029)     (371,270)
                                    ==========     ==========         ==========    ==========

                                       Delaware Tax-Free            Delaware Minnesota High-Yield
                                   Minnesota Intermediate Fund           Municipal Bond Fund
                                   ---------------------------      -----------------------------
                                    Six Months        Year            Six Months       Year
                                       Ended          Ended             Ended         Ended
                                      2/28/06        8/31/05           2/28/06       8/31/05
Shares sold:
   Class A                             188,954        811,048          1,204,683     2,173,370
   Class B                                 991          4,238            106,016       117,618
   Class C                              52,171         67,333            354,780       547,300

Shares issued upon reinvestment
   of dividends and distributions:
   Class A                              66,854        139,829             81,252       133,229
   Class B                               2,631          5,713             11,163        24,644
   Class C                               5,522         14,403             19,190        27,930
                                    ----------     ----------         ----------    ----------
                                       317,123      1,042,564          1,777,084     3,024,091
                                    ----------     ----------         ----------    ----------
Shares repurchased:
   Class A                            (537,393)    (1,375,055)          (496,572)     (458,057)
   Class B                             (56,029)       (50,607)          (103,253)     (369,311)
   Class C                            (151,659)      (196,858)          (111,289)     (202,901)
                                    ----------     ----------         ----------    ----------
                                      (745,081)    (1,622,520)          (711,114)   (1,030,269)
                                    ----------     ----------         ----------    ----------
Net increase (decrease)               (427,958)      (579,956)         1,065,970     1,993,822
                                    ==========     ==========         ==========    ==========

For the six months ended February 28, 2006 and the year ended August 31, 2005, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                                Six Months Ended                   Year Ended
                                                                    2/28/06                          8/31/05
                                                          ----------------------------   --------------------------------
                                                          Class B   Class A              Class B     Class A
                                                           shares    shares    Value      shares      shares     Value
                                                          -------   -------   --------   -------     -------   ----------
Delaware Tax-Free Minnesota Fund                           13,341    13,351   $167,692   113,069     113,158   $1,420,503
Delaware Tax-Free Minnesota Insured Fund                   34,632    34,599    378,170   122,887     122,776    1,352,796
Delaware Tax-Free Minnesota Intermediate Fund               5,907     5,925     64,157    21,297      21,349      231,714
Delaware Minnesota High-Yield Municipal Bond Fund          68,110    68,229    711,826   192,047     192,388    1,991,365

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                                         Delaware Minnesota Municipal Bond Funds
Notes
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   TO FINANCIAL STATEMENTS (CONTINUED)

6. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of February 28, 2006, or at any time during the period.

7. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statements of Net Assets.

The Funds may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are identified on the Statements of Net Assets.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding." "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Rating Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement. The Tax-Free Minnesota Insured Fund will purchase escrow secured bonds without additional insurance only where the escrow is invested in securities of the U.S. government or agencies or instrumentalities of the U.S. government.

Each Fund may invest a portion of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund's Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund's limitation on investments in illiquid assets. At February 28, 2006, there were no Rule 144A securities. Illiquid securities have been identified on the Statements of Net Assets.

8. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund's existing contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
About
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   THE ORGANIZATION

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Insured Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees

Jude T. Driscoll
Chairman
Delaware Investments(R) Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder/Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof
Senior Vice President and
Chief Financial Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

David F. Connor
Vice President, Deputy General Counsel and Secretary
Delaware Investments(R) Family of Funds
Philadelphia, PA

David P. O'Connor
Senior Vice President, General Counsel and Chief Legal Officer
Delaware Investments(R) Family of Funds
Philadelphia, PA

John J. O'Connor
Senior Vice President and Treasurer
Delaware Investments(R) Family of Funds
Philadelphia, PA

Contact Information

Investment Manager
Delaware Management Company,
a Series of Delaware Management Business Trust
Philadelphia, PA

National Distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder Servicing, Dividend Disbursing and Transfer Agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For Shareholders
800 523-1918

For Securities Dealers and Financial Institutions Representatives Only 800 362-7500

Web Site
www.delawareinvestments.com

Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries.

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Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Funds' Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds' Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

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[DELAWARE INVESTMENTS(R) LOGO]

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Contact Information

Web Site
www.delawareinvestments.com

E-mail
service@delinvest.com

Shareholder Service Center
800 523-1918

Call the Shareholder Service Center Monday to Friday, 8:00 a.m. to 7:00 p.m. Eastern Time:

o     For fund information, literature, price, yield, and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone Service
800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments(R) Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

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(344)                                                         Printed in the USA
SA-MNALL[2/06] CGI 4/06                                   SEMI-0603 MINN PO10935

Item 2. Code of Ethics

        Not applicable.

Item 3. Audit Committee Financial Expert

        Not applicable.

Item 4. Principal Accountant Fees and Services

        Not applicable.

Item 5. Audit Committee of Listed Registrants

        Not applicable.

Item 6. Schedule of Investments

        Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

        Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

        Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

        Not applicable.

Item 11. Controls and Procedures

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR INTERMEDIATE TAX FREE FUNDS


         Jude T. Driscoll
         -------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 8, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
         -------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    May 8, 2006

         Michael P. Bishof
         -------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    May 8, 2006